Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	VANTAGEPOINT FUNDS
Central Index Key	0001066980
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013

Vantagepoint Low Duration Bond Fund
Low Duration Bond Fund
Investment Objective
To seek total return that is consistent with preservation of capital.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Low Duration Bond Fund (USD $)	T Shares	Investor Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Low Duration Bond Fund	T Shares	Investor Shares
Management fees	0.10%	0.10%
Subadviser fees	0.14%	0.14%
Other expenses	0.14%	0.39%
Total annual fund operating expenses	0.38%	0.63%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Low Duration Bond Fund (USD $)	1 year	3 years	5 years	10 years
T Shares	39	122	213	480
Investor Shares	64	202	351	786

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests, under normal circumstances, at least 80% of its net assets in bonds and other fixed income securities of varying maturities, and normally invests at least 65% of its net assets in bonds and other fixed income securities with more than one year to maturity. The Fund seeks to maintain a portfolio effective duration of no greater than three years. Effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates, and takes into account that expected cash flows will fluctuate as interests rate change. For example, the value of a fixed income security with an effective duration of two years would be expected to decline around 2% if interest rates rose by 1%. Conversely, the value of the same fixed income security would be expected to increase around 2% if interest rates fell by 1%.

Investments selected by the Fund's subadvisers are based on their analysis of securities, sectors, and anticipated changes in interest rates. To provide return opportunities, the Fund invests in fixed income securities that the Fund's subadvisers believe offer attractive yields and are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity.

The Fund's investments in fixed income securities may include:
  securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, or supra-national organizations (such as the World Bank);
  securities issued by U.S. or foreign companies;
  U.S. and foreign mortgage-backed securities;
  U.S. and foreign asset-backed securities; and
  municipal securities.
The Fund generally invests in investment grade fixed income securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund's subadvisers determine are of comparable quality). The Fund may invest up to 10% of its net assets in securities that are rated below investment grade (commonly known as "high yield securities" or "junk bonds") or are unrated securities that the Fund's subadvisers determine are of comparable quality. In addition, the Fund may invest up to 10% of its net assets in floating rate loans. However, the Fund limits its investments in (i) high yield securities and (ii) floating rate loans so that, taken together, they equal no more than 10% of the Fund's net assets.

The Fund may invest up to 30% of its net assets in foreign securities. The Fund primarily invests in securities that are denominated in the U.S. dollar, but can invest up to 10% of its net assets in securities that are denominated in foreign currencies.

The Fund also may invest up to 10% of its net assets in derivative instruments. The Fund's subadvisers may use futures, options, and swap agreements to manage risk or obtain or adjust investment exposure. The Fund's subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund's investments in credit default swaps, if any, will be less than 5% of the Fund's net assets.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a "call feature." Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

High Yield Securities Risk—Fixed income securities that are rated below "investment grade" (commonly known as "high yield bonds" or "junk bonds") or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than "investment grade" securities. The values of these securities are particularly sensitive to changes in issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
5.34%	-1.72%
(2nd Qtr 2009)	(3rd Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Low Duration Bond Fund	1 year	5 years	10 years
Investor Shares	3.97%	3.48%	3.50%
Investor Shares Return after taxes on distributions	3.39%	2.51%	2.35%
Investor Shares Return after taxes on distributions and sale of fund shares	2.58%	2.40%	2.31%
T Shares	3.97%	3.48%	3.50%
BofA Merrill Lynch 1-3 Year US Corporate & Government Index (reflects no deduction for fees, expenses, or taxes)	1.48%	2.87%	3.11%
Morningstar Short-Term Bond Funds Average (reflects no deduction for taxes)	3.67%	3.30%	3.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Low Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Low Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return that is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in bonds and other fixed income securities of varying maturities, and normally invests at least 65% of its net assets in bonds and other fixed income securities with more than one year to maturity. The Fund seeks to maintain a portfolio effective duration of no greater than three years. Effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates, and takes into account that expected cash flows will fluctuate as interests rate change. For example, the value of a fixed income security with an effective duration of two years would be expected to decline around 2% if interest rates rose by 1%. Conversely, the value of the same fixed income security would be expected to increase around 2% if interest rates fell by 1%.

Investments selected by the Fund's subadvisers are based on their analysis of securities, sectors, and anticipated changes in interest rates. To provide return opportunities, the Fund invests in fixed income securities that the Fund's subadvisers believe offer attractive yields and are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity.

The Fund's investments in fixed income securities may include:
  securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, or supra-national organizations (such as the World Bank);
  securities issued by U.S. or foreign companies;
  U.S. and foreign mortgage-backed securities;
  U.S. and foreign asset-backed securities; and
  municipal securities.
The Fund generally invests in investment grade fixed income securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund's subadvisers determine are of comparable quality). The Fund may invest up to 10% of its net assets in securities that are rated below investment grade (commonly known as "high yield securities" or "junk bonds") or are unrated securities that the Fund's subadvisers determine are of comparable quality. In addition, the Fund may invest up to 10% of its net assets in floating rate loans. However, the Fund limits its investments in (i) high yield securities and (ii) floating rate loans so that, taken together, they equal no more than 10% of the Fund's net assets.

The Fund may invest up to 30% of its net assets in foreign securities. The Fund primarily invests in securities that are denominated in the U.S. dollar, but can invest up to 10% of its net assets in securities that are denominated in foreign currencies.

		The Fund also may invest up to 10% of its net assets in derivative instruments. The Fund's subadvisers may use futures, options, and swap agreements to manage risk or obtain or adjust investment exposure. The Fund's subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund's investments in credit default swaps, if any, will be less than 5% of the Fund's net assets.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a "call feature." Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

High Yield Securities Risk—Fixed income securities that are rated below "investment grade" (commonly known as "high yield bonds" or "junk bonds") or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than "investment grade" securities. The values of these securities are particularly sensitive to changes in issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

		Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
5.34%	-1.72%
(2nd Qtr 2009)	(3rd Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Vantagepoint Low Duration Bond Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.14%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.38%
1 year	rr_ExpenseExampleYear01	39
3 years	rr_ExpenseExampleYear03	122
5 years	rr_ExpenseExampleYear05	213
10 years	rr_ExpenseExampleYear10	480
1 year	rr_AverageAnnualReturnYear01	3.97%
5 years	rr_AverageAnnualReturnYear05	3.48%
10 years	rr_AverageAnnualReturnYear10	3.50%
Vantagepoint Low Duration Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.14%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	786
2003	rr_AnnualReturn2003	3.51%
2004	rr_AnnualReturn2004	3.56%
2005	rr_AnnualReturn2005	1.27%
2006	rr_AnnualReturn2006	3.98%
2007	rr_AnnualReturn2007	5.24%
2008	rr_AnnualReturn2008	(1.52%)
2009	rr_AnnualReturn2009	10.63%
2010	rr_AnnualReturn2010	3.58%
2011	rr_AnnualReturn2011	1.14%
2012	rr_AnnualReturn2012	3.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.72%)
1 year	rr_AverageAnnualReturnYear01	3.97%
5 years	rr_AverageAnnualReturnYear05	3.48%
10 years	rr_AverageAnnualReturnYear10	3.50%
Vantagepoint Low Duration Bond Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.39%
5 years	rr_AverageAnnualReturnYear05	2.51%
10 years	rr_AverageAnnualReturnYear10	2.35%
Vantagepoint Low Duration Bond Fund | Return after taxes on distributions and sale of fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.58%
5 years	rr_AverageAnnualReturnYear05	2.40%
10 years	rr_AverageAnnualReturnYear10	2.31%
Vantagepoint Low Duration Bond Fund | BofA Merrill Lynch 1-3 Year US Corporate & Government Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.48%
5 years	rr_AverageAnnualReturnYear05	2.87%
10 years	rr_AverageAnnualReturnYear10	3.11%
Vantagepoint Low Duration Bond Fund | Morningstar Short-Term Bond Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.67%
5 years	rr_AverageAnnualReturnYear05	3.30%
10 years	rr_AverageAnnualReturnYear10	3.20%

Vantagepoint Inflation Protected Securities Fund
Inflation Protected Securities Fund
Investment Objective
To offer current income.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Inflation Protected Securities Fund (USD $)	T Shares	Investor Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Inflation Protected Securities Fund	T Shares	Investor Shares
Management fees	0.10%	0.10%
Subadviser fees	0.15%	0.15%
Other expenses	0.13%	0.38%
Total annual fund operating expenses	0.38%	0.63%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Inflation Protected Securities Fund (USD $)	1 year	3 years	5 years	10 years
T Shares	39	122	213	480
Investor Shares	64	202	351	786

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests, under normal circumstances, at least 80% of its net assets in inflation-adjusted U.S. and foreign fixed income securities and normally invests at least 50% of its net assets in U.S. Treasury inflation-protected securities ("TIPS"). Inflation-adjusted securities are designed to protect the future purchasing power of the money invested in them; either their principal values or coupon rates are indexed to changes in inflation. These adjustments result in changes to the interest payments. The Fund's investments in these securities may include:
  fixed income securities issued or guaranteed by the U.S. Government, foreign governments (national, regional or local), their agencies or instrumentalities, or supra-national organizations (such as the World Bank);
  fixed income securities issued by U.S. and foreign companies; and
  municipal securities.
The Fund generally invests in investment grade fixed income securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund's subadvisers determine are of comparable quality). The Fund generally invests in securities denominated in U.S. dollars, but may also invest its assets in securities denominated in foreign currencies.

The Fund may invest up to 20% of its net assets in U.S. and foreign fixed income securities whose values are not linked to adjustments in inflation rates. These securities may include securities issued by the types of issuers described above and U.S. and foreign mortgage-backed and asset-backed securities.

The Fund may invest up to 20% of its net assets in derivative instruments. The Fund's subadvisers may use futures, options, and swap agreements to manage risk or to obtain or adjust investment exposure. The Fund's subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund's investments in credit default swaps, if any, will be less than 5% of the Fund's net assets.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Inflation-Adjusted Securities Risk—Investments in inflation-adjusted securities are affected by changes in interest and inflation rates. Interest payments on inflation-adjusted securities will vary as the principal or interest is adjusted for inflation and may be more volatile than interest paid on ordinary fixed income securities. Inflation-adjusted securities may not produce a steady income stream, particularly during deflationary periods, and during periods of extreme deflation these securities may not provide any income.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a "call feature." Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Active Trading Risk—The Fund may engage in a significant number of short-term transactions, which may adversely affect performance. Increased portfolio turnover may result in higher brokerage costs or other transactions fees and expenses. These costs are ultimately passed on to shareholders.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
5.51%	-3.69%
(1st Qtr 2008)	(3rd Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Inflation Protected Securities Fund	1 year	5 years	10 years
Investor Shares	6.84%	6.66%	5.04%
Investor Shares Return after taxes on distributions	5.45%	5.47%	3.77%
Investor Shares Return after taxes on distributions and sale of fund shares	4.92%	5.09%	3.61%
T Shares	6.84%	6.66%	5.04%
Barclays U.S. TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	6.98%	7.04%	6.65%
Morningstar Inflation-Protected Bond Funds Average (reflects no deduction for taxes)	6.45%	6.01%	6.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inflation Protected Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in inflation-adjusted U.S. and foreign fixed income securities and normally invests at least 50% of its net assets in U.S. Treasury inflation-protected securities ("TIPS"). Inflation-adjusted securities are designed to protect the future purchasing power of the money invested in them; either their principal values or coupon rates are indexed to changes in inflation. These adjustments result in changes to the interest payments. The Fund's investments in these securities may include:
  fixed income securities issued or guaranteed by the U.S. Government, foreign governments (national, regional or local), their agencies or instrumentalities, or supra-national organizations (such as the World Bank);
  fixed income securities issued by U.S. and foreign companies; and
  municipal securities.
The Fund generally invests in investment grade fixed income securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund's subadvisers determine are of comparable quality). The Fund generally invests in securities denominated in U.S. dollars, but may also invest its assets in securities denominated in foreign currencies.

The Fund may invest up to 20% of its net assets in U.S. and foreign fixed income securities whose values are not linked to adjustments in inflation rates. These securities may include securities issued by the types of issuers described above and U.S. and foreign mortgage-backed and asset-backed securities.

		The Fund may invest up to 20% of its net assets in derivative instruments. The Fund's subadvisers may use futures, options, and swap agreements to manage risk or to obtain or adjust investment exposure. The Fund's subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund's investments in credit default swaps, if any, will be less than 5% of the Fund's net assets.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Inflation-Adjusted Securities Risk—Investments in inflation-adjusted securities are affected by changes in interest and inflation rates. Interest payments on inflation-adjusted securities will vary as the principal or interest is adjusted for inflation and may be more volatile than interest paid on ordinary fixed income securities. Inflation-adjusted securities may not produce a steady income stream, particularly during deflationary periods, and during periods of extreme deflation these securities may not provide any income.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a "call feature." Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Active Trading Risk—The Fund may engage in a significant number of short-term transactions, which may adversely affect performance. Increased portfolio turnover may result in higher brokerage costs or other transactions fees and expenses. These costs are ultimately passed on to shareholders.

		Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
5.51%	-3.69%
(1st Qtr 2008)	(3rd Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Vantagepoint Inflation Protected Securities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	786
2003	rr_AnnualReturn2003	1.66%
2004	rr_AnnualReturn2004	1.77%
2005	rr_AnnualReturn2005	1.05%
2006	rr_AnnualReturn2006	3.34%
2007	rr_AnnualReturn2007	9.64%
2008	rr_AnnualReturn2008	(0.40%)
2009	rr_AnnualReturn2009	9.75%
2010	rr_AnnualReturn2010	5.95%
2011	rr_AnnualReturn2011	11.53%
2012	rr_AnnualReturn2012	6.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.69%)
1 year	rr_AverageAnnualReturnYear01	6.84%
5 years	rr_AverageAnnualReturnYear05	6.66%
10 years	rr_AverageAnnualReturnYear10	5.04%
Vantagepoint Inflation Protected Securities Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.38%
1 year	rr_ExpenseExampleYear01	39
3 years	rr_ExpenseExampleYear03	122
5 years	rr_ExpenseExampleYear05	213
10 years	rr_ExpenseExampleYear10	480
1 year	rr_AverageAnnualReturnYear01	6.84%
5 years	rr_AverageAnnualReturnYear05	6.66%
10 years	rr_AverageAnnualReturnYear10	5.04%
Vantagepoint Inflation Protected Securities Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.45%
5 years	rr_AverageAnnualReturnYear05	5.47%
10 years	rr_AverageAnnualReturnYear10	3.77%
Vantagepoint Inflation Protected Securities Fund | Return after taxes on distributions and sale of fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.92%
5 years	rr_AverageAnnualReturnYear05	5.09%
10 years	rr_AverageAnnualReturnYear10	3.61%
Vantagepoint Inflation Protected Securities Fund | Barclays U.S. TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.98%
5 years	rr_AverageAnnualReturnYear05	7.04%
10 years	rr_AverageAnnualReturnYear10	6.65%
Vantagepoint Inflation Protected Securities Fund | Morningstar Inflation-Protected Bond Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.45%
5 years	rr_AverageAnnualReturnYear05	6.01%
10 years	rr_AverageAnnualReturnYear10	6.09%

Vantagepoint Equity Income Fund
Equity Income Fund
Investment Objective
To offer long-term capital growth with consistency derived from dividend yield.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Equity Income Fund (USD $)	T Shares	Investor Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Equity Income Fund	T Shares	Investor Shares
Management fees	0.10%	0.10%
Subadviser fees	0.34%	0.34%
Other expenses	0.13%	0.38%
Total annual fund operating expenses	0.57%	0.82%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Equity Income Fund (USD $)	1 year	3 years	5 years	10 years
T Shares	58	183	318	714
Investor Shares	84	262	455	1,014

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities (common and preferred stock). The Fund seeks to invest primarily in the common stocks of U.S. companies that the Fund's subadvisers believe will pay dividends at above-market levels. As a result of the Fund's income focus, certain sectors or industries may be emphasized. The Fund may exhibit greater sensitivity to certain economic factors (e.g., changing interest rates) than will the general stock market. The Fund may invest across companies of all sizes but generally focuses on larger capitalization companies, which tend to have stable long-term earnings and dividend-paying records.

The Fund also may invest in:
  foreign equity securities;
  U.S. and foreign convertible securities; and
  U.S. preferred stock.
The term "equity securities" refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Stock Market Risk—stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company's debt securities are generally paid before holders of the company's preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Value Style Risk—The prices of securities a subadviser believes are priced below fair market value, may not appreciate as anticipated, or may decrease. Value-oriented equity securities as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors "growth-oriented" equity securities.

Equity Income/Interest Rate Risk—The Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
21.12%	-25.10%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Equity Income Fund	1 year	5 years	10 years
Investor Shares	14.33%	1.28%	7.81%
Investor Shares Return after taxes on distributions	13.52%	0.83%	7.25%
Investor Shares Return after taxes on distributions and sale of fund shares	10.38%	1.02%	6.83%
T Shares	14.33%	1.28%	7.81%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	7.38%
Morningstar Large Value Funds Average (reflects no deduction for taxes)	14.57%	0.32%	6.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth with consistency derived from dividend yield.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities (common and preferred stock). The Fund seeks to invest primarily in the common stocks of U.S. companies that the Fund's subadvisers believe will pay dividends at above-market levels. As a result of the Fund's income focus, certain sectors or industries may be emphasized. The Fund may exhibit greater sensitivity to certain economic factors (e.g., changing interest rates) than will the general stock market. The Fund may invest across companies of all sizes but generally focuses on larger capitalization companies, which tend to have stable long-term earnings and dividend-paying records.

The Fund also may invest in:
  foreign equity securities;
  U.S. and foreign convertible securities; and
  U.S. preferred stock.
The term "equity securities" refers to both common and preferred stock.

		Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Stock Market Risk—stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company's debt securities are generally paid before holders of the company's preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Value Style Risk—The prices of securities a subadviser believes are priced below fair market value, may not appreciate as anticipated, or may decrease. Value-oriented equity securities as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors "growth-oriented" equity securities.

Equity Income/Interest Rate Risk—The Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

		Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
21.12%	-25.10%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Vantagepoint Equity Income Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.34%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	1,014
2003	rr_AnnualReturn2003	33.09%
2004	rr_AnnualReturn2004	14.78%
2005	rr_AnnualReturn2005	5.76%
2006	rr_AnnualReturn2006	18.73%
2007	rr_AnnualReturn2007	3.76%
2008	rr_AnnualReturn2008	(39.19%)
2009	rr_AnnualReturn2009	35.28%
2010	rr_AnnualReturn2010	13.28%
2011	rr_AnnualReturn2011	0.04%
2012	rr_AnnualReturn2012	14.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.10%)
1 year	rr_AverageAnnualReturnYear01	14.33%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	7.81%
Vantagepoint Equity Income Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.34%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
1 year	rr_ExpenseExampleYear01	58
3 years	rr_ExpenseExampleYear03	183
5 years	rr_ExpenseExampleYear05	318
10 years	rr_ExpenseExampleYear10	714
1 year	rr_AverageAnnualReturnYear01	14.33%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	7.81%
Vantagepoint Equity Income Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.52%
5 years	rr_AverageAnnualReturnYear05	0.83%
10 years	rr_AverageAnnualReturnYear10	7.25%
Vantagepoint Equity Income Fund | Return after taxes on distributions and sale of fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.38%
5 years	rr_AverageAnnualReturnYear05	1.02%
10 years	rr_AverageAnnualReturnYear10	6.83%
Vantagepoint Equity Income Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.51%
5 years	rr_AverageAnnualReturnYear05	0.59%
10 years	rr_AverageAnnualReturnYear10	7.38%
Vantagepoint Equity Income Fund | Morningstar Large Value Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.57%
5 years	rr_AverageAnnualReturnYear05	0.32%
10 years	rr_AverageAnnualReturnYear10	6.67%

Vantagepoint Growth & Income Fund
Growth & Income Fund
Investment Objective
To offer long-term capital growth and current income.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Growth & Income Fund (USD $)	T Shares	Investor Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Growth & Income Fund	T Shares	Investor Shares
Management fees	0.10%	0.10%
Subadviser fees	0.31%	0.31%
Other expenses	0.12%	0.37%
Total annual fund operating expenses	0.53%	0.78%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Vantagepoint Growth & Income Fund (USD $)	1 year	3 years	5 years	10 years
T Shares	54	170	296	665
Investor Shares	80	249	433	966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests, under normal circumstances, primarily in U.S. common stocks that the Fund's subadvisers believe offer the potential for capital appreciation or that may provide current income by paying dividends. Strategies used by the Fund's subadvisers include: 1) focusing on large-capitalization U.S. companies whose common stocks are believed to offer potential for price appreciation because of undervaluation, earnings growth, or both; and 2) emphasizing U.S. stocks that may pay dividends.

The Fund also may invest in:
  foreign equity securities;
  mid-capitalization equity securities;
  U.S. preferred stock; and
  U.S. convertible securities.
The term "equity securities" refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company's debt securities are generally paid before holders of the company's preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Equity Income/Interest Rate Risk—The Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
17.11%	-21.88%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Growth & Income Fund	1 year	5 years	10 years
Investor Shares	16.53%	1.88%	7.10%
Investor Shares Return after taxes on distributions	15.98%	1.64%	6.63%
Investor Shares Return after taxes on distributions and sale of fund shares	11.47%	1.57%	6.20%
T Shares	16.53%	1.88%	7.10%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Morningstar Large Blend Funds Average (reflects no deduction for taxes)	14.96%	0.68%	6.62%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Growth & Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, primarily in U.S. common stocks that the Fund's subadvisers believe offer the potential for capital appreciation or that may provide current income by paying dividends. Strategies used by the Fund's subadvisers include: 1) focusing on large-capitalization U.S. companies whose common stocks are believed to offer potential for price appreciation because of undervaluation, earnings growth, or both; and 2) emphasizing U.S. stocks that may pay dividends.

The Fund also may invest in:
  foreign equity securities;
  mid-capitalization equity securities;
  U.S. preferred stock; and
  U.S. convertible securities.
The term "equity securities" refers to both common and preferred stock.

		Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company's debt securities are generally paid before holders of the company's preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Equity Income/Interest Rate Risk—The Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

		Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
17.11%	-21.88%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Vantagepoint Growth & Income Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.31%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%
1 year	rr_ExpenseExampleYear01	54
3 years	rr_ExpenseExampleYear03	170
5 years	rr_ExpenseExampleYear05	296
10 years	rr_ExpenseExampleYear10	665
1 year	rr_AverageAnnualReturnYear01	16.53%
5 Years	rr_AverageAnnualReturnYear05	1.88%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Vantagepoint Growth & Income Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.31%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	249
5 years	rr_ExpenseExampleYear05	433
10 years	rr_ExpenseExampleYear10	966
2003	rr_AnnualReturn2003	30.49%
2004	rr_AnnualReturn2004	8.85%
2005	rr_AnnualReturn2005	6.02%
2006	rr_AnnualReturn2006	13.28%
2007	rr_AnnualReturn2007	5.98%
2008	rr_AnnualReturn2008	(38.16%)
2009	rr_AnnualReturn2009	33.61%
2010	rr_AnnualReturn2010	14.81%
2011	rr_AnnualReturn2011	(0.69%)
2012	rr_AnnualReturn2012	16.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.88%)
1 year	rr_AverageAnnualReturnYear01	16.53%
5 Years	rr_AverageAnnualReturnYear05	1.88%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Vantagepoint Growth & Income Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.98%
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	6.63%
Vantagepoint Growth & Income Fund | Return after taxes on distributions and sale of fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.47%
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years	rr_AverageAnnualReturnYear10	6.20%
Vantagepoint Growth & Income Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Vantagepoint Growth & Income Fund | Morningstar Large Blend Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.96%
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	6.62%

Vantagepoint Growth Fund
Growth Fund
Investment Objective
To offer long-term capital growth.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Growth Fund (USD $)	T Shares	Investor Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Growth Fund	T Shares	Investor Shares
Management fees	0.10%	0.10%
Subadviser fees	0.31%	0.31%
Other expenses	0.13%	0.38%
Total annual fund operating expenses	0.54%	0.79%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Growth Fund (USD $)	1 year	3 years	5 years	10 years
T Shares	55	173	302	677
Investor Shares	81	252	439	978

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests, under normal circumstances, primarily in U.S. common stocks that are considered by the Fund's subadvisers to have above-average potential for growth. The subadvisers emphasize stocks of seasoned medium- and large-capitalization firms.

The Fund also may invest in:
  foreign equity securities;
  small-capitalization equity securities;
  U.S. preferred stock; and
  U.S. convertible securities.
The term "equity securities" refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company's debt securities are generally paid before holders of the company's preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Growth Style Risk—The prices of growth-oriented equity securities may fall or fail to appreciate as anticipated by a subadviser, regardless of movements in the securities markets. Equity securities representing a growth style may be out of favor in the market and the prices of growth-oriented equity securities may be more sensitive to changes in current or expected earnings than other styles of investing, particularly over shorter time periods.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
15.31%	-25.58%
(1st Qtr 2012)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Growth Fund	1 year	5 years	10 years
Investor Shares	14.67%	(1.17%)	4.75%
Investor Shares Return after taxes on distributions	14.57%	(1.27%)	4.68%
Investor Shares Return after taxes on distributions and sale of fund shares	9.67%	(1.01%)	4.14%
T Shares	14.67%	(1.17%)	4.75%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.26%	3.12%	7.52%
Morningstar Large Growth Funds Average (reflects no deduction for taxes)	15.34%	1.12%	7.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, primarily in U.S. common stocks that are considered by the Fund's subadvisers to have above-average potential for growth. The subadvisers emphasize stocks of seasoned medium- and large-capitalization firms.

The Fund also may invest in:
  foreign equity securities;
  small-capitalization equity securities;
  U.S. preferred stock; and
  U.S. convertible securities.
The term "equity securities" refers to both common and preferred stock.

		Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company's debt securities are generally paid before holders of the company's preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Growth Style Risk—The prices of growth-oriented equity securities may fall or fail to appreciate as anticipated by a subadviser, regardless of movements in the securities markets. Equity securities representing a growth style may be out of favor in the market and the prices of growth-oriented equity securities may be more sensitive to changes in current or expected earnings than other styles of investing, particularly over shorter time periods.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

		Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
15.31%	-25.58%
(1st Qtr 2012)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Vantagepoint Growth Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.31%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	978
2003	rr_AnnualReturn2003	28.71%
2004	rr_AnnualReturn2004	3.27%
2005	rr_AnnualReturn2005	4.86%
2006	rr_AnnualReturn2006	10.21%
2007	rr_AnnualReturn2007	9.81%
2008	rr_AnnualReturn2008	(42.89%)
2009	rr_AnnualReturn2009	31.02%
2010	rr_AnnualReturn2010	14.76%
2011	rr_AnnualReturn2011	(4.27%)
2012	rr_AnnualReturn2012	14.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.58%)
1 year	rr_AverageAnnualReturnYear01	14.67%
5 years	rr_AverageAnnualReturnYear05	(1.17%)
10 years	rr_AverageAnnualReturnYear10	4.75%
Vantagepoint Growth Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.31%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%
1 year	rr_ExpenseExampleYear01	55
3 years	rr_ExpenseExampleYear03	173
5 years	rr_ExpenseExampleYear05	302
10 years	rr_ExpenseExampleYear10	677
1 year	rr_AverageAnnualReturnYear01	14.67%
5 years	rr_AverageAnnualReturnYear05	(1.17%)
10 years	rr_AverageAnnualReturnYear10	4.75%
Vantagepoint Growth Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.57%
5 years	rr_AverageAnnualReturnYear05	(1.27%)
10 years	rr_AverageAnnualReturnYear10	4.68%
Vantagepoint Growth Fund | Return after taxes on distributions and sale of fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.67%
5 years	rr_AverageAnnualReturnYear05	(1.01%)
10 years	rr_AverageAnnualReturnYear10	4.14%
Vantagepoint Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.26%
5 years	rr_AverageAnnualReturnYear05	3.12%
10 years	rr_AverageAnnualReturnYear10	7.52%
Vantagepoint Growth Fund | Morningstar Large Growth Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.34%
5 years	rr_AverageAnnualReturnYear05	1.12%
10 years	rr_AverageAnnualReturnYear10	7.12%

Vantagepoint Select Value Fund
Select Value Fund
Investment Objective
To offer long-term growth from dividend income and capital appreciation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Select Value Fund (USD $)	T Shares	Investor Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Select Value Fund	T Shares	Investor Shares
Management fees	0.10%	0.10%
Subadviser fees	0.50%	0.50%
Other expenses	0.14%	0.39%
Total annual fund operating expenses	0.74%	0.99%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Select Value Fund (USD $)	1 year	3 years	5 years	10 years
T Shares	76	237	411	918
Investor Shares	101	315	547	1,213

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests, under normal circumstances, primarily in common stocks of mid-capitalization U.S. companies that the Fund’s subadvisers believe present attractive investment opportunities at favorable prices in relation to the intrinsic worth of the issuer and may also offer the possibility for growth through the reinvestment of dividends. The Fund generally seeks to invest in common stocks of companies with market capitalizations that fall within the range of companies in the Russell Midcap® Value Index. The Fund may invest up to 10% of its net assets in real estate investment trusts.

The Fund also may invest in:
  foreign equity securities;
  U.S. preferred stock;
  U.S. convertible securities; and
  small-capitalization equity securities.
The term "equity securities" refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Value Style Risk—The prices of securities a subadviser believes are priced below fair market value, may not appreciate as anticipated, or may decrease. Value-oriented equity securities as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth-oriented” equity securities.

Real Estate Investment Trust (“REIT”) Securities Risk—Investments in REITs are subject to risks generally associated with investing in real estate, such as declining real estate values, over-building, property tax increases, increases in operating expenses and interest rates, insufficient levels of occupancy, the inability to obtain financing (at all or on acceptable terms), and the national, regional and local economic conditions affecting the real estate market.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
19.31%	-23.61%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Select Value Fund	1 year	5 years	Since Fund Inception	Inception Date
Investor Shares	16.55%	4.85%	3.46%	Oct 30, 2007
Investor Shares Return after taxes on distributions	15.95%	4.59%	3.21%	Oct 30, 2007
Investor Shares Return after taxes on distributions and sale of fund shares	11.55%	4.13%	2.93%	Oct 30, 2007
T Shares	16.55%	4.85%	3.46%	Oct 30, 2007
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	18.51%	3.79%	2.53%	Oct 30, 2007
Morningstar Mid-Cap Value Funds Average (reflects no deduction for taxes)	16.60%	2.87%	1.84%	Oct 30, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Select Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Select Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term growth from dividend income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, primarily in common stocks of mid-capitalization U.S. companies that the Fund’s subadvisers believe present attractive investment opportunities at favorable prices in relation to the intrinsic worth of the issuer and may also offer the possibility for growth through the reinvestment of dividends. The Fund generally seeks to invest in common stocks of companies with market capitalizations that fall within the range of companies in the Russell Midcap® Value Index. The Fund may invest up to 10% of its net assets in real estate investment trusts.

The Fund also may invest in:
  foreign equity securities;
  U.S. preferred stock;
  U.S. convertible securities; and
  small-capitalization equity securities.
The term "equity securities" refers to both common and preferred stock.

		Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Value Style Risk—The prices of securities a subadviser believes are priced below fair market value, may not appreciate as anticipated, or may decrease. Value-oriented equity securities as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth-oriented” equity securities.

Real Estate Investment Trust (“REIT”) Securities Risk—Investments in REITs are subject to risks generally associated with investing in real estate, such as declining real estate values, over-building, property tax increases, increases in operating expenses and interest rates, insufficient levels of occupancy, the inability to obtain financing (at all or on acceptable terms), and the national, regional and local economic conditions affecting the real estate market.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

		Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund?s performance can change from year to year and by showing how the Fund?s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
19.31%	-23.61%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Vantagepoint Select Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	315
5 years	rr_ExpenseExampleYear05	547
10 years	rr_ExpenseExampleYear10	1,213
2008	rr_AnnualReturn2008	(33.96%)
2009	rr_AnnualReturn2009	36.99%
2010	rr_AnnualReturn2010	20.34%
2011	rr_AnnualReturn2011	(0.16%)
2012	rr_AnnualReturn2012	16.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.61%)
1 year	rr_AverageAnnualReturnYear01	16.55%
5 years	rr_AverageAnnualReturnYear05	4.85%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
Vantagepoint Select Value Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	411
10 years	rr_ExpenseExampleYear10	918
1 year	rr_AverageAnnualReturnYear01	16.55%
5 years	rr_AverageAnnualReturnYear05	4.85%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
Vantagepoint Select Value Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.95%
5 years	rr_AverageAnnualReturnYear05	4.59%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
Vantagepoint Select Value Fund | Return after taxes on distributions and sale of fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.55%
5 years	rr_AverageAnnualReturnYear05	4.13%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
Vantagepoint Select Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.51%
5 years	rr_AverageAnnualReturnYear05	3.79%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
Vantagepoint Select Value Fund | Morningstar Mid-Cap Value Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.60%
5 years	rr_AverageAnnualReturnYear05	2.87%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007

Vantagepoint Aggressive Opportunities Fund
Aggressive Opportunities Fund
Investment Objective
To offer high long-term capital appreciation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Aggressive Opportunities Fund (USD $)	T Shares	Investor Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Aggressive Opportunities Fund		T Shares	Investor Shares
Management fees		0.10%	0.10%
Subadviser fees	[1]	0.36%	0.36%
Other expenses		0.14%	0.39%
Total annual fund operating expenses	[1]	0.60%	0.85%
[1]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Aggressive Opportunities Fund (USD $)	1 year	3 years	5 years	10 years
T Shares	61	192	335	750
Investor Shares	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests, under normal circumstances, primarily in common stocks of small- to mid-capitalization U.S. and foreign companies. One or more of the Fund's subadvisers employing an "actively-managed" strategy seeks to select common stocks it believes offer the opportunity for high capital appreciation. In addition, a portion of the Fund invests in (or obtains exposure to) stocks included in a custom version of the Russell Midcap® Growth Index, following an indexed or "passively managed" approach to investing. The range of stocks in which the Fund generally invests is expected to be that of the Russell Midcap® Index.

The Fund also may invest in:
  foreign equity securities (including those of issuers located in emerging market countries);
  U.S. preferred stock; and
  U.S. and foreign convertible securities.
The term "equity securities" refers to both common and preferred stock.

The Fund's subadvisers that pursue active management may invest in a company's preferred stock or convertible security for various reasons including when they believe the security type offers a higher risk-adjusted return opportunity than the company's common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

In the indexed portion of the Fund, the subadviser seeks to approximate the investment characteristics and performance of a custom version of the Russell Midcap Growth Index by investing in (or obtaining investment exposure to) stocks in the custom index. The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe and includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The custom version of the index is comprised of all of the stocks in the Russell Midcap Growth Index but unlike the Russell Midcap Growth Index, it is an equally-weighted index, meaning that each stock included in the custom index is represented equally instead of based on each company's capitalization, using weighting and rebalancing rules determined by the Fund's adviser. This portion of the Fund is rebalanced periodically (but not necessarily at the same time changes are made to the custom index).

The Fund's subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund's subadvisers also may manage foreign currency risks by using forward currency contracts. Fund investments in derivative instruments are limited to 10% of the Fund's net assets but normally will not exceed 5% of the Fund's net assets.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Growth Style Risk—The prices of growth-oriented equity securities may fall or fail to appreciate as anticipated by a subadviser, regardless of movements in the securities markets. Equity securities representing a growth style may be out of favor in the market and the prices of growth-oriented equity securities may be more sensitive to changes in current or expected earnings than other styles of investing, particularly over shorter time periods.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Indexing Risk—The portion of the Fund that is indexed or passively managed is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in this portion of the Fund may be purchased, held, and sold by the Fund at times when an actively managed portfolio would not do so. In addition, performance of this portion of the Fund will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of this portion of the Fund.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company's debt securities are generally paid before holders of the company's preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
24.00%	-26.13%
(2nd Qtr 2003)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Aggressive Opportunities Fund	1 year	5 years	10 years
Investor Shares	15.44%	1.77%	9.51%
Investor Shares Return after taxes on distributions	14.65%	1.15%	8.73%
Investor Shares Return after taxes on distributions and sale of fund shares	11.07%	1.35%	8.28%
T Shares	15.44%	1.77%	9.51%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	15.81%	3.23%	10.32%
Morningstar Mid-Cap Growth Funds Average (reflects no deduction for taxes)	14.07%	1.73%	8.98%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Aggressive Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aggressive Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, primarily in common stocks of small- to mid-capitalization U.S. and foreign companies. One or more of the Fund's subadvisers employing an "actively-managed" strategy seeks to select common stocks it believes offer the opportunity for high capital appreciation. In addition, a portion of the Fund invests in (or obtains exposure to) stocks included in a custom version of the Russell Midcap® Growth Index, following an indexed or "passively managed" approach to investing. The range of stocks in which the Fund generally invests is expected to be that of the Russell Midcap® Index.

The Fund also may invest in:
  foreign equity securities (including those of issuers located in emerging market countries);
  U.S. preferred stock; and
  U.S. and foreign convertible securities.
The term "equity securities" refers to both common and preferred stock.

The Fund's subadvisers that pursue active management may invest in a company's preferred stock or convertible security for various reasons including when they believe the security type offers a higher risk-adjusted return opportunity than the company's common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

In the indexed portion of the Fund, the subadviser seeks to approximate the investment characteristics and performance of a custom version of the Russell Midcap Growth Index by investing in (or obtaining investment exposure to) stocks in the custom index. The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe and includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The custom version of the index is comprised of all of the stocks in the Russell Midcap Growth Index but unlike the Russell Midcap Growth Index, it is an equally-weighted index, meaning that each stock included in the custom index is represented equally instead of based on each company's capitalization, using weighting and rebalancing rules determined by the Fund's adviser. This portion of the Fund is rebalanced periodically (but not necessarily at the same time changes are made to the custom index).

		The Fund's subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund's subadvisers also may manage foreign currency risks by using forward currency contracts. Fund investments in derivative instruments are limited to 10% of the Fund's net assets but normally will not exceed 5% of the Fund's net assets.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Growth Style Risk—The prices of growth-oriented equity securities may fall or fail to appreciate as anticipated by a subadviser, regardless of movements in the securities markets. Equity securities representing a growth style may be out of favor in the market and the prices of growth-oriented equity securities may be more sensitive to changes in current or expected earnings than other styles of investing, particularly over shorter time periods.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Indexing Risk—The portion of the Fund that is indexed or passively managed is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in this portion of the Fund may be purchased, held, and sold by the Fund at times when an actively managed portfolio would not do so. In addition, performance of this portion of the Fund will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of this portion of the Fund.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company's debt securities are generally paid before holders of the company's preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

		Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
24.00%	-26.13%
(2nd Qtr 2003)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Vantagepoint Aggressive Opportunities Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.36%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%	[1]
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	750
1 year	rr_AverageAnnualReturnYear01	15.44%
5 years	rr_AverageAnnualReturnYear05	1.77%
10 years	rr_AverageAnnualReturnYear10	9.51%
Vantagepoint Aggressive Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.36%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%	[1]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	1,049
2003	rr_AnnualReturn2003	44.68%
2004	rr_AnnualReturn2004	15.99%
2005	rr_AnnualReturn2005	13.21%
2006	rr_AnnualReturn2006	13.36%
2007	rr_AnnualReturn2007	5.53%
2008	rr_AnnualReturn2008	(41.29%)
2009	rr_AnnualReturn2009	50.95%
2010	rr_AnnualReturn2010	19.12%
2011	rr_AnnualReturn2011	(10.42%)
2012	rr_AnnualReturn2012	15.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.13%)
1 year	rr_AverageAnnualReturnYear01	15.44%
5 years	rr_AverageAnnualReturnYear05	1.77%
10 years	rr_AverageAnnualReturnYear10	9.51%
Vantagepoint Aggressive Opportunities Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.65%
5 years	rr_AverageAnnualReturnYear05	1.15%
10 years	rr_AverageAnnualReturnYear10	8.73%
Vantagepoint Aggressive Opportunities Fund | Return after taxes on distributions and sale of fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.07%
5 years	rr_AverageAnnualReturnYear05	1.35%
10 years	rr_AverageAnnualReturnYear10	8.28%
Vantagepoint Aggressive Opportunities Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.81%
5 years	rr_AverageAnnualReturnYear05	3.23%
10 years	rr_AverageAnnualReturnYear10	10.32%
Vantagepoint Aggressive Opportunities Fund | Morningstar Mid-Cap Growth Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.07%
5 years	rr_AverageAnnualReturnYear05	1.73%
10 years	rr_AverageAnnualReturnYear10	8.98%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

Vantagepoint Discovery Fund
Discovery Fund
Investment Objective
To offer long-term capital growth.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Discovery Fund (USD $)	T Shares	Investor Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Discovery Fund	T Shares	Investor Shares
Management fees	0.10%	0.10%
Subadviser fees	0.44%	0.44%
Other expenses	0.18%	0.43%
Total annual fund operating expenses	0.72%	0.97%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Discovery Fund (USD $)	1 year	3 years	5 years	10 years
T Shares	74	230	401	894
Investor Shares	99	309	536	1,190

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests, under normal circumstances, primarily in a combination of common stocks of U.S. small-capitalization companies, Russell 2000 Index futures contracts, and U.S. and foreign fixed income securities. The Fund's subadvisers select stocks that they believe have above-average potential for growth and that generally have market capitalizations that fall within the range of companies in the Russell 2000® Index. The Fund's U.S. and foreign fixed income securities (1) are held, in part, as collateral in conjunction with the Fund's use of futures contracts; (2) may include government and agency securities, corporate bonds, mortgage-backed securities, asset-backed securities, and municipal securities; and (3) at all times have a portfolio effective duration no greater than three years. Effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates, and takes into account that expected cash flows will fluctuate as interests rate change. For example, the value of a fixed income security with an effective duration of two years would be expected to decline around 2% if interest rates rose by 1%. Conversely, the value of the same fixed income security would be expected to increase around 2% if interest rates fell by 1%.

The Fund also may invest in:
  foreign equity securities (including those of issuers located in emerging market countries);
  U.S. preferred stock; and
  U.S. and foreign convertible securities.
The term "equity securities" refers to both common and preferred stock.

The Fund's subadvisers may invest in a company's preferred stock or convertible security for various reasons including when they believe the security type offers a higher return opportunity than the company's common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund's fixed income securities are generally investment grade securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund's subadvisers determine are of comparable quality).

In addition to Russell 2000 Index futures contracts, the Fund's subadvisers also may use other derivative instruments. The Fund's subadvisers may use futures, options, and swap agreements to manage risk, or to obtain or adjust investment exposure. The Fund's subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. Investments in derivative instruments are limited to 15% of the Fund's net assets.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company's debt securities are generally paid before holders of the company's preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

High Yield Securities Risk—Fixed income securities that are rated below "investment grade" (commonly known as "high yield bonds" or "junk bonds") or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than "investment grade" securities. The values of these securities are particularly sensitive to changes in issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a "call feature." Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
25.94%	-26.99%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Discovery Fund	1 year	5 years	Since Fund Inception	Inception Date
Investor Shares	15.74%	3.25%	1.81%	Oct 30, 2007
Investor Shares Return after taxes on distributions	14.13%	2.60%	1.14%	Oct 30, 2007
Investor Shares Return after taxes on distributions and sale of fund shares	11.14%	2.46%	1.22%	Oct 30, 2007
T Shares	15.74%	3.25%	1.81%	Oct 30, 2007
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	2.10%	Oct 30, 2007
Morningstar Small Blend Funds Average (reflects no deduction for taxes)	15.46%	3.09%	1.63%	Oct 30, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Discovery Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, primarily in a combination of common stocks of U.S. small-capitalization companies, Russell 2000 Index futures contracts, and U.S. and foreign fixed income securities. The Fund's subadvisers select stocks that they believe have above-average potential for growth and that generally have market capitalizations that fall within the range of companies in the Russell 2000® Index. The Fund's U.S. and foreign fixed income securities (1) are held, in part, as collateral in conjunction with the Fund's use of futures contracts; (2) may include government and agency securities, corporate bonds, mortgage-backed securities, asset-backed securities, and municipal securities; and (3) at all times have a portfolio effective duration no greater than three years. Effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates, and takes into account that expected cash flows will fluctuate as interests rate change. For example, the value of a fixed income security with an effective duration of two years would be expected to decline around 2% if interest rates rose by 1%. Conversely, the value of the same fixed income security would be expected to increase around 2% if interest rates fell by 1%.

The Fund also may invest in:
  foreign equity securities (including those of issuers located in emerging market countries);
  U.S. preferred stock; and
  U.S. and foreign convertible securities.
The term "equity securities" refers to both common and preferred stock.

The Fund's subadvisers may invest in a company's preferred stock or convertible security for various reasons including when they believe the security type offers a higher return opportunity than the company's common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund's fixed income securities are generally investment grade securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund's subadvisers determine are of comparable quality).

		In addition to Russell 2000 Index futures contracts, the Fund's subadvisers also may use other derivative instruments. The Fund's subadvisers may use futures, options, and swap agreements to manage risk, or to obtain or adjust investment exposure. The Fund's subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. Investments in derivative instruments are limited to 15% of the Fund's net assets.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company's debt securities are generally paid before holders of the company's preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

High Yield Securities Risk—Fixed income securities that are rated below "investment grade" (commonly known as "high yield bonds" or "junk bonds") or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than "investment grade" securities. The values of these securities are particularly sensitive to changes in issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a "call feature." Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

		Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
25.94%	-26.99%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Vantagepoint Discovery Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.44%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	894
1 year	rr_AverageAnnualReturnYear01	15.74%
5 years	rr_AverageAnnualReturnYear05	3.25%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
Vantagepoint Discovery Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.44%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,190
2008	rr_AnnualReturn2008	(38.51%)
2009	rr_AnnualReturn2009	39.32%
2010	rr_AnnualReturn2010	26.08%
2011	rr_AnnualReturn2011	(6.15%)
2012	rr_AnnualReturn2012	15.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.99%)
1 year	rr_AverageAnnualReturnYear01	15.74%
5 years	rr_AverageAnnualReturnYear05	3.25%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
Vantagepoint Discovery Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.13%
5 years	rr_AverageAnnualReturnYear05	2.60%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
Vantagepoint Discovery Fund | Return after taxes on distributions and sale of fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.14%
5 years	rr_AverageAnnualReturnYear05	2.46%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
Vantagepoint Discovery Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.35%
5 years	rr_AverageAnnualReturnYear05	3.56%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
Vantagepoint Discovery Fund | Morningstar Small Blend Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.46%
5 years	rr_AverageAnnualReturnYear05	3.09%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007

Vantagepoint International Fund
International Fund
Investment Objective
To offer long-term capital growth and diversification by country.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint International Fund (USD $)	T Shares	Investor Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint International Fund	T Shares	Investor Shares
Management fees	0.10%	0.10%
Subadviser fees	0.48%	0.48%
Other expenses	0.15%	0.40%
Total annual fund operating expenses	0.73%	0.98%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint International Fund (USD $)	1 year	3 years	5 years	10 years
T Shares	75	233	406	906
Investor Shares	100	312	542	1,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests primarily in the common stocks of companies headquartered outside the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in foreign equity securities (common and preferred stock), including securities of issuers located in emerging market countries. Strategies used by the Fund's subadvisers include: 1) investing in equity securities believed to have above-average potential for growth across multiple capitalization sizes; and 2) investing in equity securities believed to be priced below fair market value at the time of purchase.

The Fund also may invest in:
  U.S. or foreign fixed income securities;
  U.S. equity securities; and
  U.S. or foreign convertible securities.
The term "equity securities" refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund's subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund's subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. Fund investments in derivative instruments are limited to 10% of the Fund's net assets but normally will not exceed 5% of the Fund's net assets.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company's debt securities are generally paid before holders of the company's preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
21.37%	-21.17%
(2nd Qtr 2009)	(3rd Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint International Fund	1 year	5 years	10 years
Investor Shares	18.57%	(2.55%)	7.79%
Investor Shares Return after taxes on distributions	18.11%	(2.77%)	7.28%
Investor Shares Return after taxes on distributions and sale of fund shares	12.58%	(2.11%)	7.01%
T Shares	18.57%	(2.55%)	7.79%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
Morningstar Foreign Large Blend Funds Average (reflects no deduction for taxes)	18.29%	(3.60%)	7.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth and diversification by country.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in the common stocks of companies headquartered outside the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in foreign equity securities (common and preferred stock), including securities of issuers located in emerging market countries. Strategies used by the Fund's subadvisers include: 1) investing in equity securities believed to have above-average potential for growth across multiple capitalization sizes; and 2) investing in equity securities believed to be priced below fair market value at the time of purchase.

The Fund also may invest in:
  U.S. or foreign fixed income securities;
  U.S. equity securities; and
  U.S. or foreign convertible securities.
The term "equity securities" refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

		The Fund's subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund's subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. Fund investments in derivative instruments are limited to 10% of the Fund's net assets but normally will not exceed 5% of the Fund's net assets.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company's debt securities are generally paid before holders of the company's preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

		Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
21.37%	-21.17%
(2nd Qtr 2009)	(3rd Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.
Vantagepoint International Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.48%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
1 year	rr_ExpenseExampleYear01	75
3 years	rr_ExpenseExampleYear03	233
5 years	rr_ExpenseExampleYear05	406
10 years	rr_ExpenseExampleYear10	906
1 year	rr_AverageAnnualReturnYear01	18.57%
5 years	rr_AverageAnnualReturnYear05	(2.55%)
10 years	rr_AverageAnnualReturnYear10	7.79%
Vantagepoint International Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.48%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	312
5 years	rr_ExpenseExampleYear05	542
10 years	rr_ExpenseExampleYear10	1,201
2003	rr_AnnualReturn2003	31.31%
2004	rr_AnnualReturn2004	15.23%
2005	rr_AnnualReturn2005	16.88%
2006	rr_AnnualReturn2006	21.14%
2007	rr_AnnualReturn2007	12.46%
2008	rr_AnnualReturn2008	(42.03%)
2009	rr_AnnualReturn2009	29.97%
2010	rr_AnnualReturn2010	7.61%
2011	rr_AnnualReturn2011	(8.57%)
2012	rr_AnnualReturn2012	18.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.17%)
1 year	rr_AverageAnnualReturnYear01	18.57%
5 years	rr_AverageAnnualReturnYear05	(2.55%)
10 years	rr_AverageAnnualReturnYear10	7.79%
Vantagepoint International Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.11%
5 years	rr_AverageAnnualReturnYear05	(2.77%)
10 years	rr_AverageAnnualReturnYear10	7.28%
Vantagepoint International Fund | Return after taxes on distributions and sale of fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.58%
5 years	rr_AverageAnnualReturnYear05	(2.11%)
10 years	rr_AverageAnnualReturnYear10	7.01%
Vantagepoint International Fund | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.32%
5 years	rr_AverageAnnualReturnYear05	(3.69%)
10 years	rr_AverageAnnualReturnYear10	8.21%
Vantagepoint International Fund | Morningstar Foreign Large Blend Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.29%
5 years	rr_AverageAnnualReturnYear05	(3.60%)
10 years	rr_AverageAnnualReturnYear10	7.92%

Vantagepoint Diversifying Strategies Fund
Diversifying Strategies Fund
Investment Objective
To offer long-term capital growth.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “T Shares.”
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Vantagepoint Diversifying Strategies Fund
Transaction fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Vantagepoint Diversifying Strategies Fund
Management fees		0.10%
Subadviser fees	[1]	0.40%
Other expenses	[2]	0.14%
Total annual fund operating expenses	[1]	0.64%
Fee waiver	[1]	(0.09%)
Total annual fund operating expenses	[1][2][3]	0.55%
[1]	One of the Fund's subadvisers, Mellon Capital Management Corporation, has contractually agreed to reduce its subadvisory fees beginning May 1, 2011 through April 30, 2014. Mellon Capital Management Corporation may not terminate this contractual fee waiver prior to the end date.
[2]	Fees and expenses have been restated to reflect current fees and expenses.
[3]	after waiver

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and, therefore is reflected only for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Vantagepoint Diversifying Strategies Fund	56	196	348	790

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different from that of traditional asset classes, such as stocks and fixed income securities (i.e., a "low correlation" to such asset classes). In combination, the Fund's investment strategies seek to provide investment exposure to U.S. and foreign stocks and fixed income securities (including convertible securities) and foreign currencies through direct investments or through the use of derivative instruments. The Fund currently uses the following investment strategies:
  Global Tactical Asset Allocation Strategy;
  Low Duration-Plus Fixed Income Strategy; and
  Convertible Securities Strategy.
Each of these investment strategies is described in more detail below.
  Global Tactical Asset Allocation Strategy—The Fund allocates a portion of its assets to the global equity, investment grade fixed income and currency markets by investing in derivative instruments that provide investment exposure to fixed income securities, currencies and common or preferred stocks issued by companies, governments or their agencies or instrumentalities located in any part of the world, including emerging market countries. These derivative instruments generate their returns from the performance of such fixed income securities, currencies, or stocks and include, but are not limited to, futures, options, swap agreements (including total return, credit default, and interest rate swaps), and forward currency contracts.

  To provide liquidity and the collateral needed to meet its obligations under derivatives contracts entered into for the Fund pursuant to the Global Tactical Asset Allocation strategy, the Fund generally holds a significant portion of its assets in high quality, short-term fixed income securities using an enhanced cash management strategy.
  Low Duration-Plus Fixed Income Strategy—Another portion of the Fund's portfolio invests in core short and intermediate maturity fixed income securities (including securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, and U.S. and foreign mortgage-backed and asset backed securities) that combined generally have a portfolio effective duration of no greater than three years. Effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates, and takes into account that expected cash flows will fluctuate as interests rate change. For example, the value of a fixed income security with an effective duration of two years would be expected to decline around 2% if interest rates rose by 1%. Conversely, the value of the same fixed income security would be expected to increase around 2% if interest rates fell by 1%.

  These fixed income securities are generally investment grade securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund's subadvisers determine are of comparable quality) that the Fund's subadviser believes provide return opportunities because they are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity. Plus, the strategy also incorporates investments in non-core sectors and securities which may include but are not limited to below investment grade and unrated securities, foreign securities, including securities of issuers located in emerging market countries, inflation-adjusted securities, and currencies that the Fund's subadviser believes offer attractive investment opportunities. The Fund may use futures and swaps as part of this fixed income strategy and seeks to reduce risk of loss due to currency fluctuations by hedging its non-U.S. dollar exposure, using a variety of techniques, including forward currency contracts.
  Convertible Securities Strategy—The Fund allocates a portion of its assets to a portfolio of convertible securities of U.S. or foreign companies (which may include issuers located in emerging market countries). Convertible securities possess investment characteristics of both stocks and bonds. The Fund's subadvisers seek to invest in those securities they believe are priced below fair market value and represent an attractive risk/reward potential. Many of these securities are rated below investment grade. The Fund's subadvisers also may invest in a combination of either convertible or non-convertible bonds, and common stocks or equity options, to seek to replicate the investment exposure of convertible securities or to seek to manage risk. The Fund's subadvisers implementing this strategy may also invest in non-convertible bonds, common stocks, as well as "restricted" securities, such as Rule 144A securities.
Additional Information About the Fund's Investments
The Fund uses derivative instruments, including futures and options, swap agreements, and forward currency contracts, to achieve desired investment exposure, enhance portfolio efficiency, or manage risk. Trading in derivative instruments is used as an alternative to, or in conjunction with, buying, selling and holding stocks and fixed income securities.

The Fund may take both long and short positions in derivative instruments (short positions may involve greater risks than long positions, as the risk of loss is theoretically unlimited, unlike with a long position, in which the risk of loss may be limited to the amount invested). Under normal conditions, the Fund expects to maintain derivative positions that represent net long exposures in relation to specific underlying stocks, bonds, currencies or indexes.

The market value of the Fund's net assets held in short positions in derivative instruments is not expected to exceed 25% of the market value of the Fund's net assets. Normally, on average and over the long term, this percentage is expected to be between 0% and 10%. The Fund does not sell underlying securities short. The Fund's investments in credit default swaps, if any, will be less than 5% of the Fund's net assets.

The Fund may also invest in mortgage-backed securities and asset-backed securities. Under normal circumstances, the Fund invests at least 40% of its net assets in fixed income securities. The Fund's investments in fixed income securities generally are rated B or higher by a major ratings agency (or are unrated securities that the Fund's subadvisers determine are of comparable quality); securities rated CCC (or equivalent) or unrated securities that the Fund's subadvisers determine are of comparable quality (the minimum quality permitted) are permitted but will be less than 5% of the Fund's net assets. The Fund may invest up to 10% of its net assets in floating rate loans.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

High Yield Securities Risk—Fixed income securities that are rated below "investment grade" (commonly known as "high yield bonds" or "junk bonds") or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than "investment grade" securities. The values of these securities are particularly sensitive to changes in issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a custom benchmark. On March 1, 2013, all outstanding shares of the Fund were renamed “T Shares,” and certain transfer agency and administrative shareholder servicing fees for this Fund decreased by 0.25%. The following performance information has not been adjusted to reflect this decrease. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns

Best Quarter	Worst Quarter
4.07%	-5.08%
(3rd Qtr 2010)	(3rd Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	1 year	5 years	Since Fund Inception	Inception Date
Vantagepoint Diversifying Strategies Fund	3.53%	1.60%	1.53%	Oct 30, 2007
Vantagepoint Diversifying Strategies Fund Return after taxes on distributions	2.90%	1.27%	1.18%	Oct 30, 2007
Vantagepoint Diversifying Strategies Fund Return after taxes on distributions and sale of fund shares	2.38%	1.21%	1.14%	Oct 30, 2007
Vantagepoint Diversifying Strategies Fund Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.56%	5.39%	5.55%	Oct 30, 2007
Vantagepoint Diversifying Strategies Fund Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	9.76%	3.98%	4.09%	Oct 30, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s Custom Benchmark is comprised of 50% Barclays U.S. Intermediate Aggregate Bond Index and 50% S&P 500 Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Diversifying Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diversifying Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “T Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and, therefore is reflected only for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different from that of traditional asset classes, such as stocks and fixed income securities (i.e., a "low correlation" to such asset classes). In combination, the Fund's investment strategies seek to provide investment exposure to U.S. and foreign stocks and fixed income securities (including convertible securities) and foreign currencies through direct investments or through the use of derivative instruments. The Fund currently uses the following investment strategies:
  Global Tactical Asset Allocation Strategy;
  Low Duration-Plus Fixed Income Strategy; and
  Convertible Securities Strategy.
Each of these investment strategies is described in more detail below.
  Global Tactical Asset Allocation Strategy—The Fund allocates a portion of its assets to the global equity, investment grade fixed income and currency markets by investing in derivative instruments that provide investment exposure to fixed income securities, currencies and common or preferred stocks issued by companies, governments or their agencies or instrumentalities located in any part of the world, including emerging market countries. These derivative instruments generate their returns from the performance of such fixed income securities, currencies, or stocks and include, but are not limited to, futures, options, swap agreements (including total return, credit default, and interest rate swaps), and forward currency contracts.

  To provide liquidity and the collateral needed to meet its obligations under derivatives contracts entered into for the Fund pursuant to the Global Tactical Asset Allocation strategy, the Fund generally holds a significant portion of its assets in high quality, short-term fixed income securities using an enhanced cash management strategy.
  Low Duration-Plus Fixed Income Strategy—Another portion of the Fund's portfolio invests in core short and intermediate maturity fixed income securities (including securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, and U.S. and foreign mortgage-backed and asset backed securities) that combined generally have a portfolio effective duration of no greater than three years. Effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates, and takes into account that expected cash flows will fluctuate as interests rate change. For example, the value of a fixed income security with an effective duration of two years would be expected to decline around 2% if interest rates rose by 1%. Conversely, the value of the same fixed income security would be expected to increase around 2% if interest rates fell by 1%.

  These fixed income securities are generally investment grade securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund's subadvisers determine are of comparable quality) that the Fund's subadviser believes provide return opportunities because they are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity. Plus, the strategy also incorporates investments in non-core sectors and securities which may include but are not limited to below investment grade and unrated securities, foreign securities, including securities of issuers located in emerging market countries, inflation-adjusted securities, and currencies that the Fund's subadviser believes offer attractive investment opportunities. The Fund may use futures and swaps as part of this fixed income strategy and seeks to reduce risk of loss due to currency fluctuations by hedging its non-U.S. dollar exposure, using a variety of techniques, including forward currency contracts.
  Convertible Securities Strategy—The Fund allocates a portion of its assets to a portfolio of convertible securities of U.S. or foreign companies (which may include issuers located in emerging market countries). Convertible securities possess investment characteristics of both stocks and bonds. The Fund's subadvisers seek to invest in those securities they believe are priced below fair market value and represent an attractive risk/reward potential. Many of these securities are rated below investment grade. The Fund's subadvisers also may invest in a combination of either convertible or non-convertible bonds, and common stocks or equity options, to seek to replicate the investment exposure of convertible securities or to seek to manage risk. The Fund's subadvisers implementing this strategy may also invest in non-convertible bonds, common stocks, as well as "restricted" securities, such as Rule 144A securities.
Additional Information About the Fund's Investments
The Fund uses derivative instruments, including futures and options, swap agreements, and forward currency contracts, to achieve desired investment exposure, enhance portfolio efficiency, or manage risk. Trading in derivative instruments is used as an alternative to, or in conjunction with, buying, selling and holding stocks and fixed income securities.

The Fund may take both long and short positions in derivative instruments (short positions may involve greater risks than long positions, as the risk of loss is theoretically unlimited, unlike with a long position, in which the risk of loss may be limited to the amount invested). Under normal conditions, the Fund expects to maintain derivative positions that represent net long exposures in relation to specific underlying stocks, bonds, currencies or indexes.

The market value of the Fund's net assets held in short positions in derivative instruments is not expected to exceed 25% of the market value of the Fund's net assets. Normally, on average and over the long term, this percentage is expected to be between 0% and 10%. The Fund does not sell underlying securities short. The Fund's investments in credit default swaps, if any, will be less than 5% of the Fund's net assets.

		The Fund may also invest in mortgage-backed securities and asset-backed securities. Under normal circumstances, the Fund invests at least 40% of its net assets in fixed income securities. The Fund's investments in fixed income securities generally are rated B or higher by a major ratings agency (or are unrated securities that the Fund's subadvisers determine are of comparable quality); securities rated CCC (or equivalent) or unrated securities that the Fund's subadvisers determine are of comparable quality (the minimum quality permitted) are permitted but will be less than 5% of the Fund's net assets. The Fund may invest up to 10% of its net assets in floating rate loans.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

High Yield Securities Risk—Fixed income securities that are rated below "investment grade" (commonly known as "high yield bonds" or "junk bonds") or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than "investment grade" securities. The values of these securities are particularly sensitive to changes in issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

		Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a custom benchmark. On March 1, 2013, all outstanding shares of the Fund were renamed “T Shares,” and certain transfer agency and administrative shareholder servicing fees for this Fund decreased by 0.25%. The following performance information has not been adjusted to reflect this decrease. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a custom benchmark.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s Custom Benchmark is comprised of 50% Barclays U.S. Intermediate Aggregate Bond Index and 50% S&P 500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
4.07%	-5.08%
(3rd Qtr 2010)	(3rd Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

		Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s Custom Benchmark is comprised of 50% Barclays U.S. Intermediate Aggregate Bond Index and 50% S&P 500 Index.
Vantagepoint Diversifying Strategies Fund | Vantagepoint Diversifying Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Transaction fees	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.40%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%	[1]
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.55%	[1],[2],[3]
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	196
5 years	rr_ExpenseExampleYear05	348
10 years	rr_ExpenseExampleYear10	790
2008	rr_AnnualReturn2008	(6.73%)
2009	rr_AnnualReturn2009	6.64%
2010	rr_AnnualReturn2010	5.04%
2011	rr_AnnualReturn2011	0.10%
2012	rr_AnnualReturn2012	3.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.08%)
1 year	rr_AverageAnnualReturnYear01	3.53%
5 years	rr_AverageAnnualReturnYear05	1.60%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
Vantagepoint Diversifying Strategies Fund | Return after taxes on distributions | Vantagepoint Diversifying Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.90%
5 years	rr_AverageAnnualReturnYear05	1.27%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
Vantagepoint Diversifying Strategies Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Diversifying Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.38%
5 years	rr_AverageAnnualReturnYear05	1.21%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
Vantagepoint Diversifying Strategies Fund | Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.56%
5 years	rr_AverageAnnualReturnYear05	5.39%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
Vantagepoint Diversifying Strategies Fund | Custom Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.76%
5 years	rr_AverageAnnualReturnYear05	3.98%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007

[1]	One of the Fund's subadvisers, Mellon Capital Management Corporation, has contractually agreed to reduce its subadvisory fees beginning May 1, 2011 through April 30, 2014. Mellon Capital Management Corporation may not terminate this contractual fee waiver prior to the end date.
[2]	Fees and expenses have been restated to reflect current fees and expenses.
[3]	after waiver

Vantagepoint Core Bond Index Fund
Core Bond Index Fund
Investment Objective
To offer current income by approximating the performance of the Barclays U.S. Aggregate Bond Index.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Core Bond Index Fund (USD $)	T Shares	Class I Shares	Class II Shares
Transaction fees (All share classes)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Core Bond Index Fund		T Shares	Class I Shares	Class II Shares
Management fees		0.05%	0.05%	0.05%
Subadviser fees	[1]	0.01%	0.01%	0.01%
Other expenses		0.14%	0.34%	0.14%
Total annual fund operating expenses	[1]	0.20%	0.40%	0.20%
Fee waiver	[2]	(0.05%)	none	none
Total annual fund operating expenses	[1][2][3]	0.15%	0.40%	0.20%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	The Fund's transfer agent has contractually agreed to waive a portion of its fees on T Shares beginning March 1, 2013 through April 30, 2014. The transfer agent may not terminate this contractual fee waiver prior to the end date.
[3]	after fee waiver

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and therefore is only reflected for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Core Bond Index Fund (USD $)	1 year	3 years	5 years	10 years
T Shares	15	59	108	250
Class I Shares	41	128	224	505
Class II Shares	21	64	113	255

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests, under normal circumstances, at least 90% of its net assets in bonds and other fixed income securities included in the Barclays U.S. Aggregate Bond Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or "passively managed" approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Barclays U.S. Aggregate Bond Index is an unmanaged index that consists of investment grade U.S. dollar-denominated fixed income securities (i.e., U.S. dollar-denominated securities rated within the four highest grades by a major ratings agency).

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Indexing Risk—The Fund employs an index or passively managed strategy that is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. In addition, performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The bar chart shows performance of the Fund’s Class I Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Class I Shares

Best Quarter	Worst Quarter
4.08%	-2.56%
(4th Qtr 2008)	(2nd Qtr 2004)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Core Bond Index Fund	1 year	5 years	10 years
Class I Shares	3.80%	5.50%	4.74%
Class I Shares Return after taxes on distributions	2.69%	4.02%	3.11%
Class I Shares Return after taxes on distributions and sale of fund shares	2.46%	3.83%	3.08%
Class II Shares	3.98%	5.70%	4.95%
T Shares	3.80%	5.50%	4.74%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Core Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Core Bond Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer current income by approximating the performance of the Barclays U.S. Aggregate Bond Index.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and therefore is only reflected for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 90% of its net assets in bonds and other fixed income securities included in the Barclays U.S. Aggregate Bond Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or "passively managed" approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Barclays U.S. Aggregate Bond Index is an unmanaged index that consists of investment grade U.S. dollar-denominated fixed income securities (i.e., U.S. dollar-denominated securities rated within the four highest grades by a major ratings agency).

		While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

		Indexing Risk—The Fund employs an index or passively managed strategy that is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. In addition, performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The bar chart shows performance of the Fund’s Class I Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
4.08%	-2.56%
(4th Qtr 2008)	(2nd Qtr 2004)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Vantagepoint Core Bond Index Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.01%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.20%	[1]
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.15%	[1],[2],[3]
1 year	rr_ExpenseExampleYear01	15
3 years	rr_ExpenseExampleYear03	59
5 years	rr_ExpenseExampleYear05	108
10 years	rr_ExpenseExampleYear10	250
1 year	rr_AverageAnnualReturnYear01	3.80%
5 years	rr_AverageAnnualReturnYear05	5.50%
10 years	rr_AverageAnnualReturnYear10	4.74%
Vantagepoint Core Bond Index Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.01%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.40%	[1]
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.40%	[1],[2],[3]
1 year	rr_ExpenseExampleYear01	41
3 years	rr_ExpenseExampleYear03	128
5 years	rr_ExpenseExampleYear05	224
10 years	rr_ExpenseExampleYear10	505
2003	rr_AnnualReturn2003	3.59%
2004	rr_AnnualReturn2004	3.94%
2005	rr_AnnualReturn2005	1.98%
2006	rr_AnnualReturn2006	3.82%
2007	rr_AnnualReturn2007	6.52%
2008	rr_AnnualReturn2008	4.63%
2009	rr_AnnualReturn2009	5.57%
2010	rr_AnnualReturn2010	6.13%
2011	rr_AnnualReturn2011	7.41%
2012	rr_AnnualReturn2012	3.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.56%)
1 year	rr_AverageAnnualReturnYear01	3.80%
5 years	rr_AverageAnnualReturnYear05	5.50%
10 years	rr_AverageAnnualReturnYear10	4.74%
Vantagepoint Core Bond Index Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.01%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.20%	[1]
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.20%	[1],[2],[3]
1 year	rr_ExpenseExampleYear01	21
3 years	rr_ExpenseExampleYear03	64
5 years	rr_ExpenseExampleYear05	113
10 years	rr_ExpenseExampleYear10	255
1 year	rr_AverageAnnualReturnYear01	3.98%
5 years	rr_AverageAnnualReturnYear05	5.70%
10 years	rr_AverageAnnualReturnYear10	4.95%
Vantagepoint Core Bond Index Fund | Return after taxes on distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.69%
5 years	rr_AverageAnnualReturnYear05	4.02%
10 years	rr_AverageAnnualReturnYear10	3.11%
Vantagepoint Core Bond Index Fund | Return after taxes on distributions and sale of fund shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.46%
5 years	rr_AverageAnnualReturnYear05	3.83%
10 years	rr_AverageAnnualReturnYear10	3.08%
Vantagepoint Core Bond Index Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.21%
5 years	rr_AverageAnnualReturnYear05	5.95%
10 years	rr_AverageAnnualReturnYear10	5.18%

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	The Fund's transfer agent has contractually agreed to waive a portion of its fees on T Shares beginning March 1, 2013 through April 30, 2014. The transfer agent may not terminate this contractual fee waiver prior to the end date.
[3]	after fee waiver

Vantagepoint 500 Stock Index Fund
500 Stock Index Fund
Investment Objective
To offer long-term capital growth by approximating the performance of the S&P 500 Index.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint 500 Stock Index Fund (USD $)	T Shares	Class I Shares	Class II Shares
Transaction fees (All share classes)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint 500 Stock Index Fund		T Shares	Class I Shares	Class II Shares
Management fees		0.05%	0.05%	0.05%
Subadviser fees	[1]	0.01%	0.01%	0.01%
Other expenses		0.15%	0.35%	0.15%
Total annual fund operating expenses	[1]	0.21%	0.41%	0.21%
Fee waiver	[2]	(0.05%)	none	none
Total annual fund operating expenses	[1][2][3]	0.16%	0.41%	0.21%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	The Fund's transfer agent has contractually agreed to waive a portion of its fees on T Shares beginning March 1, 2013 through April 30, 2014. The transfer agent may not terminate this contractual fee waiver prior to the end date.
[3]	after fee waiver

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and therefore is only reflected for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint 500 Stock Index Fund (USD $)	1 year	3 years	5 years	10 years
T Shares	16	63	113	263
Class I Shares	42	132	230	518
Class II Shares	22	68	118	268

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests, under normal circumstances, at least 90% of its net assets in stocks included in the S&P 500 Index, weighted to seek to replicate the investment characteristics of the S&P 500 Index and performance that correlates with that of the index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The S&P 500 Index is an unmanaged index that consists of 500 common stocks representing larger- capitalization companies traded in the U.S.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Indexing Risk—The Fund employs an index or passively managed strategy that is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager’s decision making with respect to which individual securities may outperform others. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. In addition, performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The bar chart shows performance of the Fund’s Class I Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Class I Shares

Best Quarter	Worst Quarter
15.96%	-22.02%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint 500 Stock Index Fund	1 year	5 years	10 years
Class I Shares	15.62%	1.28%	6.66%
Class I Shares Return after taxes on distributions	15.30%	1.00%	6.41%
Class I Shares Return after taxes on distributions and sale of fund shares	10.53%	1.03%	5.82%
Class II Shares	15.74%	1.47%	6.85%
T Shares	15.62%	1.28%	6.66%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint 500 Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	500 Stock Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth by approximating the performance of the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and therefore is only reflected for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 90% of its net assets in stocks included in the S&P 500 Index, weighted to seek to replicate the investment characteristics of the S&P 500 Index and performance that correlates with that of the index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The S&P 500 Index is an unmanaged index that consists of 500 common stocks representing larger- capitalization companies traded in the U.S.

		While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

		Indexing Risk—The Fund employs an index or passively managed strategy that is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager’s decision making with respect to which individual securities may outperform others. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. In addition, performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The bar chart shows performance of the Fund’s Class I Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
15.96%	-22.02%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Vantagepoint 500 Stock Index Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.01%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.21%	[1]
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.16%	[1],[2],[3]
1 year	rr_ExpenseExampleYear01	16
3 years	rr_ExpenseExampleYear03	63
5 years	rr_ExpenseExampleYear05	113
10 years	rr_ExpenseExampleYear10	263
1 year	rr_AverageAnnualReturnYear01	15.62%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	6.66%
Vantagepoint 500 Stock Index Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.01%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.41%	[1]
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.41%	[1],[2],[3]
1 year	rr_ExpenseExampleYear01	42
3 years	rr_ExpenseExampleYear03	132
5 years	rr_ExpenseExampleYear05	230
10 years	rr_ExpenseExampleYear10	518
2003	rr_AnnualReturn2003	27.98%
2004	rr_AnnualReturn2004	10.49%
2005	rr_AnnualReturn2005	4.44%
2006	rr_AnnualReturn2006	15.27%
2007	rr_AnnualReturn2007	5.06%
2008	rr_AnnualReturn2008	(37.31%)
2009	rr_AnnualReturn2009	26.13%
2010	rr_AnnualReturn2010	14.56%
2011	rr_AnnualReturn2011	1.72%
2012	rr_AnnualReturn2012	15.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.02%)
1 year	rr_AverageAnnualReturnYear01	15.62%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	6.66%
Vantagepoint 500 Stock Index Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.01%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.21%	[1]
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.21%	[1],[2],[3]
1 year	rr_ExpenseExampleYear01	22
3 years	rr_ExpenseExampleYear03	68
5 years	rr_ExpenseExampleYear05	118
10 years	rr_ExpenseExampleYear10	268
1 year	rr_AverageAnnualReturnYear01	15.74%
5 years	rr_AverageAnnualReturnYear05	1.47%
10 years	rr_AverageAnnualReturnYear10	6.85%
Vantagepoint 500 Stock Index Fund | Return after taxes on distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.30%
5 years	rr_AverageAnnualReturnYear05	1.00%
10 years	rr_AverageAnnualReturnYear10	6.41%
Vantagepoint 500 Stock Index Fund | Return after taxes on distributions and sale of fund shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.53%
5 years	rr_AverageAnnualReturnYear05	1.03%
10 years	rr_AverageAnnualReturnYear10	5.82%
Vantagepoint 500 Stock Index Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	1.66%
10 years	rr_AverageAnnualReturnYear10	7.10%

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	The Fund's transfer agent has contractually agreed to waive a portion of its fees on T Shares beginning March 1, 2013 through April 30, 2014. The transfer agent may not terminate this contractual fee waiver prior to the end date.
[3]	after fee waiver

Vantagepoint Broad Market Index Fund
Broad Market Index Fund
Investment Objective
To offer long-term capital growth by approximating the performance of the Russell 3000® Index.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Broad Market Index Fund (USD $)	T Shares	Class I Shares	Class II Shares
Transaction fees (All share classes)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Broad Market Index Fund		T Shares	Class I Shares	Class II Shares
Management fees		0.05%	0.05%	0.05%
Subadviser fees		0.02%	0.02%	0.02%
Other expenses		0.15%	0.35%	0.15%
Total annual fund operating expenses		0.22%	0.42%	0.22%
Fee waiver	[1]	(0.05%)	none	none
Total annual fund operating expenses	[1][2]	0.17%	0.42%	0.22%
[1]	The Fund���s transfer agent has contractually agreed to waive a portion of its fees on T Shares beginning March 1, 2013 through April 30, 2014. The transfer agent may not terminate this contractual fee waiver prior to the end date.
[2]	after fee waiver

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and therefore is only reflected for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Broad Market Index Fund (USD $)	1 year	3 years	5 years	10 years
T Shares	17	66	119	275
Class I Shares	43	135	235	530
Class II Shares	23	71	124	280

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests, under normal circumstances, at least 90% of its net assets in equity securities included in the Russell 3000 Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or "passively managed" approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Russell 3000 Index is an unmanaged index that includes, and measures the performance of, the largest 3,000 U.S. publicly traded companies, based on market capitalization, representing a substantial portion of the investable U.S. equity market.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Indexing Risk—The Fund employs an index or passively managed strategy that is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. In addition, performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. On May 1, 2013, the Fund changed its benchmark index from the Wilshire 5000 Total Market Index to the Russell 3000 Index. Performance information for both indexes is included in the following table. The Fund made this index change in response to investor preferences, and in an effort to lower trading costs and improve operational efficiencies. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Class I Shares

Best Quarter	Worst Quarter
16.67%	-22.74%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Broad Market Index Fund	1 year	5 years	10 years
Class I Shares	15.64%	1.85%	7.54%
Class I Shares Return after taxes on distributions	15.17%	1.56%	7.29%
Class I Shares Return after taxes on distributions and sale of fund shares	10.72%	1.53%	6.62%
Class II Shares	15.82%	2.05%	7.75%
T Shares	15.64%	1.85%	7.54%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses, or taxes)	16.06%	2.03%	7.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Broad Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Broad Market Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth by approximating the performance of the Russell 3000® Index.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and therefore is only reflected for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 90% of its net assets in equity securities included in the Russell 3000 Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or "passively managed" approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Russell 3000 Index is an unmanaged index that includes, and measures the performance of, the largest 3,000 U.S. publicly traded companies, based on market capitalization, representing a substantial portion of the investable U.S. equity market.

		While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

		Indexing Risk—The Fund employs an index or passively managed strategy that is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. In addition, performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. On May 1, 2013, the Fund changed its benchmark index from the Wilshire 5000 Total Market Index to the Russell 3000 Index. Performance information for both indexes is included in the following table. The Fund made this index change in response to investor preferences, and in an effort to lower trading costs and improve operational efficiencies. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
16.67%	-22.74%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On May 1, 2013, the Fund changed its benchmark index from the Wilshire 5000 Total Market Index to the Russell 3000 Index. Performance information for both indexes is included in the following table. The Fund made this index change in response to investor preferences, and in an effort to lower trading costs and improve operational efficiencies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Vantagepoint Broad Market Index Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.22%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.17%	[1],[2]
1 year	rr_ExpenseExampleYear01	17
3 years	rr_ExpenseExampleYear03	66
5 years	rr_ExpenseExampleYear05	119
10 years	rr_ExpenseExampleYear10	275
1 year	rr_AverageAnnualReturnYear01	15.64%
5 years	rr_AverageAnnualReturnYear05	1.85%
10 years	rr_AverageAnnualReturnYear10	7.54%
Vantagepoint Broad Market Index Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.42%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.42%	[1],[2]
1 year	rr_ExpenseExampleYear01	43
3 years	rr_ExpenseExampleYear03	135
5 years	rr_ExpenseExampleYear05	235
10 years	rr_ExpenseExampleYear10	530
2003	rr_AnnualReturn2003	31.08%
2004	rr_AnnualReturn2004	11.96%
2005	rr_AnnualReturn2005	5.91%
2006	rr_AnnualReturn2006	15.46%
2007	rr_AnnualReturn2007	5.15%
2008	rr_AnnualReturn2008	(37.06%)
2009	rr_AnnualReturn2009	27.78%
2010	rr_AnnualReturn2010	16.84%
2011	rr_AnnualReturn2011	0.85%
2012	rr_AnnualReturn2012	15.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.74%)
1 year	rr_AverageAnnualReturnYear01	15.64%
5 years	rr_AverageAnnualReturnYear05	1.85%
10 years	rr_AverageAnnualReturnYear10	7.54%
Vantagepoint Broad Market Index Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.22%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.22%	[1],[2]
1 year	rr_ExpenseExampleYear01	23
3 years	rr_ExpenseExampleYear03	71
5 years	rr_ExpenseExampleYear05	124
10 years	rr_ExpenseExampleYear10	280
1 year	rr_AverageAnnualReturnYear01	15.82%
5 years	rr_AverageAnnualReturnYear05	2.05%
10 years	rr_AverageAnnualReturnYear10	7.75%
Vantagepoint Broad Market Index Fund | Return after taxes on distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.17%
5 years	rr_AverageAnnualReturnYear05	1.56%
10 years	rr_AverageAnnualReturnYear10	7.29%
Vantagepoint Broad Market Index Fund | Return after taxes on distributions and sale of fund shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.72%
5 years	rr_AverageAnnualReturnYear05	1.53%
10 years	rr_AverageAnnualReturnYear10	6.62%
Vantagepoint Broad Market Index Fund | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.42%
5 years	rr_AverageAnnualReturnYear05	2.04%
10 years	rr_AverageAnnualReturnYear10	7.68%
Vantagepoint Broad Market Index Fund | Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.06%
5 years	rr_AverageAnnualReturnYear05	2.03%
10 years	rr_AverageAnnualReturnYear10	7.85%

[1]	The Fund���s transfer agent has contractually agreed to waive a portion of its fees on T Shares beginning March 1, 2013 through April 30, 2014. The transfer agent may not terminate this contractual fee waiver prior to the end date.
[2]	after fee waiver

Vantagepoint Mid/Small Company Index Fund
Mid/Small Company Index Fund
Investment Objective
To offer long-term capital growth by approximating the performance of the Russell 2500™ Index.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Mid/Small Company Index Fund (USD $)	T Shares	Class I Shares	Class II Shares
Transaction fees (All share classes)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Mid/Small Company Index Fund		T Shares	Class I Shares	Class II Shares
Management fees		0.05%	0.05%	0.05%
Subadviser fees	[1]	0.02%	0.02%	0.02%
Other expenses		0.15%	0.35%	0.15%
Total annual fund operating expenses	[1]	0.22%	0.42%	0.22%
Fee waiver	[2]	(0.05%)	none	none
Total annual fund operating expenses	[1][2][3]	0.17%	0.42%	0.22%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	The Fund���s transfer agent has contractually agreed to waive a portion of its fees on T Shares beginning March 1, 2013 through April 30, 2014. The transfer agent may not terminate this contractual fee waiver prior to the end date.
[3]	after fee waiver

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and therefore is only reflected for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Mid/Small Company Index Fund (USD $)	1 year	3 years	5 years	10 years
T Shares	17	66	119	275
Class I Shares	43	135	235	530
Class II Shares	23	71	124	280

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests, under normal circumstances, at least 90% of its net assets in equity securities included in the Russell 2500 Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or "passively managed" approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser currently employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Russell 2500 Index is an unmanaged index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap, and is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities in the Russell 3000® Index, based on a combination of their market capitalization and current index membership.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:
Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Real Estate Investment Trust ("REIT") Securities Risk—Investments in REITs are subject to risks generally associated with investing in real estate, such as declining real estate values, over-building, property tax increases, increases in operating expenses and interest rates, insufficient levels of occupancy, the inability to obtain financing (at all or on acceptable terms), and the national, regional and local economic conditions affecting the real estate market.

Indexing Risk—The Fund employs an index or passively managed strategy that is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. In addition, performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. On May 1, 2013, the Fund changed its benchmark index from the Wilshire 4500 Completion Index to the Russell 2500 Index. Performance information for both indexes is included in the following table. The Fund made this index change in response to investor preferences, and in an effort to lower trading costs and improve operational efficiencies. The bar chart shows performance of the Fund’s Class I Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Class I Shares

Best Quarter	Worst Quarter
21.19%	-26.43%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Mid/Small Company Index Fund	1 Year	5 Years	10 Years
Class I Shares	17.89%	3.93%	10.40%
Class I Shares Return after taxes on distributions	16.76%	3.09%	9.71%
Class I Shares Return after taxes on distributions and sale of fund shares	12.60%	3.07%	9.06%
Class II Shares	18.17%	4.14%	10.62%
T Shares	17.89%	3.93%	10.40%
Russell 2500��� Index (reflects no deduction for fees, expenses, or taxes)	17.88%	4.34%	10.49%
Wilshire 4500 Completion Index (reflects no deduction for fees, expenses, or taxes)	17.99%	3.95%	10.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Mid/Small Company Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mid/Small Company Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth by approximating the performance of the Russell 2500™ Index.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Beginning March 1, 2013, the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and therefore is only reflected for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 90% of its net assets in equity securities included in the Russell 2500 Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or "passively managed" approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser currently employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Russell 2500 Index is an unmanaged index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap, and is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities in the Russell 3000® Index, based on a combination of their market capitalization and current index membership.

		While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:
Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Real Estate Investment Trust ("REIT") Securities Risk—Investments in REITs are subject to risks generally associated with investing in real estate, such as declining real estate values, over-building, property tax increases, increases in operating expenses and interest rates, insufficient levels of occupancy, the inability to obtain financing (at all or on acceptable terms), and the national, regional and local economic conditions affecting the real estate market.

		Indexing Risk—The Fund employs an index or passively managed strategy that is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. In addition, performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. On May 1, 2013, the Fund changed its benchmark index from the Wilshire 4500 Completion Index to the Russell 2500 Index. Performance information for both indexes is included in the following table. The Fund made this index change in response to investor preferences, and in an effort to lower trading costs and improve operational efficiencies. The bar chart shows performance of the Fund’s Class I Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
21.19%	-26.43%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On May 1, 2013, the Fund changed its benchmark index from the Wilshire 4500 Completion Index to the Russell 2500 Index. Performance information for both indexes is included in the following table. The Fund made this index change in response to investor preferences, and in an effort to lower trading costs and improve operational efficiencies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Vantagepoint Mid/Small Company Index Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.02%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.22%	[1]
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.17%	[1],[2],[3]
1 year	rr_ExpenseExampleYear01	17
3 years	rr_ExpenseExampleYear03	66
5 years	rr_ExpenseExampleYear05	119
10 years	rr_ExpenseExampleYear10	275
1 year	rr_AverageAnnualReturnYear01	17.89%
5 years	rr_AverageAnnualReturnYear05	3.93%
10 years	rr_AverageAnnualReturnYear10	10.40%
Vantagepoint Mid/Small Company Index Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.02%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.42%	[1]
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.42%	[1],[2],[3]
1 year	rr_ExpenseExampleYear01	43
3 years	rr_ExpenseExampleYear03	135
5 years	rr_ExpenseExampleYear05	235
10 years	rr_ExpenseExampleYear10	530
2003	rr_AnnualReturn2003	42.17%
2004	rr_AnnualReturn2004	17.86%
2005	rr_AnnualReturn2005	9.63%
2006	rr_AnnualReturn2006	14.99%
2007	rr_AnnualReturn2007	4.98%
2008	rr_AnnualReturn2008	(38.57%)
2009	rr_AnnualReturn2009	36.19%
2010	rr_AnnualReturn2010	27.93%
2011	rr_AnnualReturn2011	(3.91%)
2012	rr_AnnualReturn2012	17.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.43%)
1 year	rr_AverageAnnualReturnYear01	17.89%
5 years	rr_AverageAnnualReturnYear05	3.93%
10 years	rr_AverageAnnualReturnYear10	10.40%
Vantagepoint Mid/Small Company Index Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.02%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.22%	[1]
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.22%	[1],[2],[3]
1 year	rr_ExpenseExampleYear01	23
3 years	rr_ExpenseExampleYear03	71
5 years	rr_ExpenseExampleYear05	124
10 years	rr_ExpenseExampleYear10	280
1 year	rr_AverageAnnualReturnYear01	18.17%
5 years	rr_AverageAnnualReturnYear05	4.14%
10 years	rr_AverageAnnualReturnYear10	10.62%
Vantagepoint Mid/Small Company Index Fund | Return after taxes on distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.76%
5 years	rr_AverageAnnualReturnYear05	3.09%
10 years	rr_AverageAnnualReturnYear10	9.71%
Vantagepoint Mid/Small Company Index Fund | Return after taxes on distributions and sale of fund shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.60%
5 years	rr_AverageAnnualReturnYear05	3.07%
10 years	rr_AverageAnnualReturnYear10	9.06%
Vantagepoint Mid/Small Company Index Fund | Russell 2500��� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.88%
5 years	rr_AverageAnnualReturnYear05	4.34%
10 years	rr_AverageAnnualReturnYear10	10.49%
Vantagepoint Mid/Small Company Index Fund | Wilshire 4500 Completion Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.99%
5 years	rr_AverageAnnualReturnYear05	3.95%
10 years	rr_AverageAnnualReturnYear10	10.67%

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	The Fund���s transfer agent has contractually agreed to waive a portion of its fees on T Shares beginning March 1, 2013 through April 30, 2014. The transfer agent may not terminate this contractual fee waiver prior to the end date.
[3]	after fee waiver

Vantagepoint Overseas Equity Index Fund
Overseas Equity Index Fund
Investment Objective
To offer long-term capital growth and diversification by approximating the performance of the MSCI Europe Australasia Far East (EAFE) Index (Net).
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Overseas Equity Index Fund (USD $)	T Shares	Class I Shares	Class II Shares
Transaction fees (All share classes)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Overseas Equity Index Fund		T Shares	Class I Shares	Class II Shares
Management fees		0.05%	0.05%	0.05%
Subadviser fees	[1]	0.04%	0.04%	0.04%
Other expenses		0.23%	0.43%	0.23%
Total annual fund operating expenses	[1]	0.32%	0.52%	0.32%
Fee waiver	[2]	(0.05%)	none	none
Total annual fund operating expenses	[2][3]	0.27%	0.52%	0.32%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	The Fund's transfer agent has contractually agreed to waive a portion of its fees on T Shares beginning March 1, 2013 through April 30, 2014. The transfer agent may not terminate this contractual fee waiver prior to the end date.
[3]	after fee waiver

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and therefore is only reflected for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Overseas Equity Index Fund (USD $)	1 year	3 years	5 years	10 years
T Shares	28	98	175	401
Class I Shares	53	167	291	653
Class II Shares	33	103	180	406

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests, under normal circumstances, at least 90% of its net assets in equity securities (common and preferred stock) included in the MSCI Europe Australasia Far East (EAFE) Index (Net), weighted to seek to replicate the investment characteristics of the MSCI EAFE Index (Net) and performance that correlates with that of the index.

The Fund follows an indexed or "passively managed" approach to investing. This means that the Fund's subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. The MSCI EAFE Index (Net) is an unmanaged free float-adjusted market capitalization index of equity securities that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra's methodology.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Indexing Risk—The Fund employs an index or passively managed strategy that is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. In addition, performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The bar chart shows performance of the Fund’s Class I Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Class I Shares

Best Quarter	Worst Quarter
25.36%	-20.16%
(2nd Qtr 2009)	(3rd Qtr 2011)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Overseas Equity Index Fund	1 year	5 years	10 years
Class I Shares	18.51%	(3.64%)	7.86%
Class I Shares Return after taxes on distributions	17.99%	(4.01%)	7.52%
Class I Shares Return after taxes on distributions and sale of fund shares	12.58%	(3.07%)	6.98%
Class II Shares	18.74%	(3.45%)	8.08%
T Shares	18.51%	(3.64%)	7.86%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Overseas Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Overseas Equity Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth and diversification by approximating the performance of the MSCI Europe Australasia Far East (EAFE) Index (Net).
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and therefore is only reflected for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 90% of its net assets in equity securities (common and preferred stock) included in the MSCI Europe Australasia Far East (EAFE) Index (Net), weighted to seek to replicate the investment characteristics of the MSCI EAFE Index (Net) and performance that correlates with that of the index.

The Fund follows an indexed or "passively managed" approach to investing. This means that the Fund's subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. The MSCI EAFE Index (Net) is an unmanaged free float-adjusted market capitalization index of equity securities that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra's methodology.

		While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund's principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

		Indexing Risk—The Fund employs an index or passively managed strategy that is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. In addition, performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The bar chart shows performance of the Fund’s Class I Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
25.36%	-20.16%
(2nd Qtr 2009)	(3rd Qtr 2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Vantagepoint Overseas Equity Index Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.04%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.32%	[1]
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.27%	[2],[3]
1 year	rr_ExpenseExampleYear01	28
3 years	rr_ExpenseExampleYear03	98
5 years	rr_ExpenseExampleYear05	175
10 years	rr_ExpenseExampleYear10	401
1 year	rr_AverageAnnualReturnYear01	18.51%
5 years	rr_AverageAnnualReturnYear05	(3.64%)
10 years	rr_AverageAnnualReturnYear10	7.86%
Vantagepoint Overseas Equity Index Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.04%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%	[1]
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.52%	[2],[3]
1 year	rr_ExpenseExampleYear01	53
3 years	rr_ExpenseExampleYear03	167
5 years	rr_ExpenseExampleYear05	291
10 years	rr_ExpenseExampleYear10	653
2003	rr_AnnualReturn2003	37.75%
2004	rr_AnnualReturn2004	19.61%
2005	rr_AnnualReturn2005	12.74%
2006	rr_AnnualReturn2006	25.35%
2007	rr_AnnualReturn2007	10.17%
2008	rr_AnnualReturn2008	(42.05%)
2009	rr_AnnualReturn2009	28.63%
2010	rr_AnnualReturn2010	7.37%
2011	rr_AnnualReturn2011	(12.42%)
2012	rr_AnnualReturn2012	18.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.16%)
1 year	rr_AverageAnnualReturnYear01	18.51%
5 years	rr_AverageAnnualReturnYear05	(3.64%)
10 years	rr_AverageAnnualReturnYear10	7.86%
Vantagepoint Overseas Equity Index Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.05%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.04%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.32%	[1]
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.32%	[2],[3]
1 year	rr_ExpenseExampleYear01	33
3 years	rr_ExpenseExampleYear03	103
5 years	rr_ExpenseExampleYear05	180
10 years	rr_ExpenseExampleYear10	406
1 year	rr_AverageAnnualReturnYear01	18.74%
5 years	rr_AverageAnnualReturnYear05	(3.45%)
10 years	rr_AverageAnnualReturnYear10	8.08%
Vantagepoint Overseas Equity Index Fund | Return after taxes on distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.99%
5 years	rr_AverageAnnualReturnYear05	(4.01%)
10 years	rr_AverageAnnualReturnYear10	7.52%
Vantagepoint Overseas Equity Index Fund | Return after taxes on distributions and sale of fund shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.58%
5 years	rr_AverageAnnualReturnYear05	(3.07%)
10 years	rr_AverageAnnualReturnYear10	6.98%
Vantagepoint Overseas Equity Index Fund | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.32%
5 years	rr_AverageAnnualReturnYear05	(3.69%)
10 years	rr_AverageAnnualReturnYear10	8.21%

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	The Fund's transfer agent has contractually agreed to waive a portion of its fees on T Shares beginning March 1, 2013 through April 30, 2014. The transfer agent may not terminate this contractual fee waiver prior to the end date.
[3]	after fee waiver

Vantagepoint Model Portfolio Conservative Growth Fund
Model Portfolio Conservative Growth Fund
Investment Objective
To offer reasonable current income and capital preservation, with modest potential for capital growth.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Model Portfolio Conservative Growth Fund (USD $)	TM Shares	Investor M Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Model Portfolio Conservative Growth Fund		TM Shares	Investor M Shares
Management fees		0.10%	0.10%
Other expenses		0.03%	0.28%	[1]
Acquired fund fees and expenses	[1][2]	0.46%	0.46%
Total annual fund operating expenses	[1][2]	0.59%	0.84%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Model Portfolio Conservative Growth Fund (USD $)	1 year	3 years	5 years	10 years
TM Shares	60	189	329	738
Investor M Shares	86	268	466	1,037

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") to seek to obtain exposure to approximately 41% fixed income investments, 40% equity investments, and 19% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund).

This investment strategy is implemented by investing in the following funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	14% - 24%

Vantagepoint Core Bond Index Fund	7% - 17%

Vantagepoint Inflation Protected Securities Fund	5% - 15%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	6% - 16%

Vantagepoint Growth & Income Fund	4% - 14%

Vantagepoint Growth Fund	1% - 11%

Vantagepoint Select Value Fund	0% - 8%

Vantagepoint Aggressive Opportunities Fund	0% - 8%

Vantagepoint International Fund	2% - 12%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	17% - 21%

The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended allocations. The Fund's investment adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity funds and a multi-strategy fund, subject to the supervision of the Fund's Board of Directors.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

The Model Portfolio Conservative Growth Fund may be an appropriate investment if you seek fairly predictable current income but also desire the opportunity for higher returns without high volatility. Although less than half of the Fund is invested in stocks, you should be willing to accept short-term fluctuations or possible losses in the value of your investment. The Fund could be appropriate if you intend to invest for the intermediate term.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance. Similarly, if the Fund's asset allocations become "out of balance," this could affect both the Fund's level of risk and the Fund's potential for gain or loss.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
9.46%	-9.06%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Model Portfolio Conservative Growth Fund	1 year	5 years	10 years
Investor M Shares	8.88%	3.16%	5.59%
Investor M Shares Return after taxes on distributions	8.18%	2.41%	4.73%
Investor M Shares Return after taxes on distributions and sale of fund shares	6.04%	2.34%	4.42%
TM Shares	8.88%	3.16%	5.59%
Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.56%	5.39%	4.80%
Custom Benchmark (reflects no deductions for fees, expenses, or taxes)	8.52%	4.33%	6.00%
Morningstar Conservative Allocation Funds Average (reflects no deduction for taxes)	9.40%	3.63%	5.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Model Portfolio Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Model Portfolio Conservative Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer reasonable current income and capital preservation, with modest potential for capital growth.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") to seek to obtain exposure to approximately 41% fixed income investments, 40% equity investments, and 19% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund).

This investment strategy is implemented by investing in the following funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	14% - 24%

Vantagepoint Core Bond Index Fund	7% - 17%

Vantagepoint Inflation Protected Securities Fund	5% - 15%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	6% - 16%

Vantagepoint Growth & Income Fund	4% - 14%

Vantagepoint Growth Fund	1% - 11%

Vantagepoint Select Value Fund	0% - 8%

Vantagepoint Aggressive Opportunities Fund	0% - 8%

Vantagepoint International Fund	2% - 12%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	17% - 21%

The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended allocations. The Fund's investment adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity funds and a multi-strategy fund, subject to the supervision of the Fund's Board of Directors.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

		The Model Portfolio Conservative Growth Fund may be an appropriate investment if you seek fairly predictable current income but also desire the opportunity for higher returns without high volatility. Although less than half of the Fund is invested in stocks, you should be willing to accept short-term fluctuations or possible losses in the value of your investment. The Fund could be appropriate if you intend to invest for the intermediate term.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance. Similarly, if the Fund's asset allocations become "out of balance," this could affect both the Fund's level of risk and the Fund's potential for gain or loss.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

		Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor M Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
9.46%	-9.06%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

		Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.
Vantagepoint Model Portfolio Conservative Growth Fund | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%	[1],[2]
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	1,037
2003	rr_AnnualReturn2003	14.64%
2004	rr_AnnualReturn2004	6.74%
2005	rr_AnnualReturn2005	4.31%
2006	rr_AnnualReturn2006	8.38%
2007	rr_AnnualReturn2007	6.57%
2008	rr_AnnualReturn2008	(17.56%)
2009	rr_AnnualReturn2009	18.50%
2010	rr_AnnualReturn2010	8.60%
2011	rr_AnnualReturn2011	1.15%
2012	rr_AnnualReturn2012	8.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.06%)
1 year	rr_AverageAnnualReturnYear01	8.88%
5 years	rr_AverageAnnualReturnYear05	3.16%
10 years	rr_AverageAnnualReturnYear10	5.59%
Vantagepoint Model Portfolio Conservative Growth Fund | TM Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%	[1],[2]
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	738
1 year	rr_AverageAnnualReturnYear01	8.88%
5 years	rr_AverageAnnualReturnYear05	3.16%
10 years	rr_AverageAnnualReturnYear10	5.59%
Vantagepoint Model Portfolio Conservative Growth Fund | Return after taxes on distributions | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.18%
5 years	rr_AverageAnnualReturnYear05	2.41%
10 years	rr_AverageAnnualReturnYear10	4.73%
Vantagepoint Model Portfolio Conservative Growth Fund | Return after taxes on distributions and sale of fund shares | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.04%
5 years	rr_AverageAnnualReturnYear05	2.34%
10 years	rr_AverageAnnualReturnYear10	4.42%
Vantagepoint Model Portfolio Conservative Growth Fund | Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.56%
5 years	rr_AverageAnnualReturnYear05	5.39%
10 years	rr_AverageAnnualReturnYear10	4.80%
Vantagepoint Model Portfolio Conservative Growth Fund | Custom Benchmark (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.52%
5 years	rr_AverageAnnualReturnYear05	4.33%
10 years	rr_AverageAnnualReturnYear10	6.00%
Vantagepoint Model Portfolio Conservative Growth Fund | Morningstar Conservative Allocation Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.40%
5 years	rr_AverageAnnualReturnYear05	3.63%
10 years	rr_AverageAnnualReturnYear10	5.71%

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Vantagepoint Model Portfolio Traditional Growth Fund
Model Portfolio Traditional Growth Fund
Investment Objective
To offer moderate capital growth and reasonable current income.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Model Portfolio Traditional Growth Fund (USD $)	TM Shares	Investor M Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Model Portfolio Traditional Growth Fund		TM Shares	Investor M Shares
Management fees		0.09%	0.09%
Other expenses		0.02%	0.27%	[1]
Acquired fund fees and expenses	[1][2]	0.50%	0.50%
Total annual fund operating expenses	[1][2]	0.61%	0.86%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Model Portfolio Traditional Growth Fund (USD $)	1 year	3 years	5 years	10 years
TM Shares	62	195	340	762
Investor M Shares	88	274	477	1,061

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") to seek to obtain exposure to approximately 25% fixed income investments, 60% equity investments, and 15% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund).

This investment strategy is implemented by investing in the following funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	3% - 13%

Vantagepoint Core Bond Index Fund	8% - 18%

Vantagepoint Inflation Protected Securities Fund	0% - 9%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	7% - 17%

Vantagepoint Growth & Income Fund	7% - 17%

Vantagepoint Growth Fund	5% - 15%

Vantagepoint Select Value Fund	1% - 11%

Vantagepoint Aggressive Opportunities Fund	1% - 11%

Vantagepoint Discovery Fund	0% - 8%

Vantagepoint International Fund	6% - 16%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	13% - 17%

The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended allocations. The Fund's investment adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity funds and a multi-strategy fund, subject to the supervision of the Fund's Board of Directors.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

With more than half of the Fund invested in stocks, including growth stocks, a moderate level of volatility should be expected. The Model Portfolio Traditional Growth Fund may be an appropriate investment if you wish to participate in the returns expected from stocks but also want to seek to maintain moderate volatility. This Fund could be appropriate if you intend to invest for the intermediate or longer term.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance. Similarly, if the Fund's asset allocations become "out of balance," this could affect both the Fund's level of risk and the Fund's potential for gain or loss.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
12.44%	-13.77%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Model Portfolio Traditional Growth Fund	1 year	5 years	10 years
Investor M Shares	11.20%	2.52%	6.31%
Investor M Shares Return after taxes on distributions	10.55%	1.83%	5.56%
Investor M Shares Return after taxes on distributions and sale of fund shares	7.73%	1.87%	5.20%
TM Shares	11.20%	2.52%	6.31%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	11.01%	3.59%	6.46%
Morningstar Moderate Allocation Funds Average (reflects no deduction for taxes)	11.72%	2.32%	6.39%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Model Portfolio Traditional Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Model Portfolio Traditional Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer moderate capital growth and reasonable current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") to seek to obtain exposure to approximately 25% fixed income investments, 60% equity investments, and 15% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund).

This investment strategy is implemented by investing in the following funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	3% - 13%

Vantagepoint Core Bond Index Fund	8% - 18%

Vantagepoint Inflation Protected Securities Fund	0% - 9%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	7% - 17%

Vantagepoint Growth & Income Fund	7% - 17%

Vantagepoint Growth Fund	5% - 15%

Vantagepoint Select Value Fund	1% - 11%

Vantagepoint Aggressive Opportunities Fund	1% - 11%

Vantagepoint Discovery Fund	0% - 8%

Vantagepoint International Fund	6% - 16%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	13% - 17%

The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended allocations. The Fund's investment adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity funds and a multi-strategy fund, subject to the supervision of the Fund's Board of Directors.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

		With more than half of the Fund invested in stocks, including growth stocks, a moderate level of volatility should be expected. The Model Portfolio Traditional Growth Fund may be an appropriate investment if you wish to participate in the returns expected from stocks but also want to seek to maintain moderate volatility. This Fund could be appropriate if you intend to invest for the intermediate or longer term.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance. Similarly, if the Fund's asset allocations become "out of balance," this could affect both the Fund's level of risk and the Fund's potential for gain or loss.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

		Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year Total Returns — Investor M Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
12.44%	-13.77%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

		Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.
Vantagepoint Model Portfolio Traditional Growth Fund | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%	[1],[2]
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
2003	rr_AnnualReturn2003	20.68%
2004	rr_AnnualReturn2004	7.89%
2005	rr_AnnualReturn2005	5.79%
2006	rr_AnnualReturn2006	10.42%
2007	rr_AnnualReturn2007	7.03%
2008	rr_AnnualReturn2008	(25.39%)
2009	rr_AnnualReturn2009	23.72%
2010	rr_AnnualReturn2010	10.95%
2011	rr_AnnualReturn2011	(0.56%)
2012	rr_AnnualReturn2012	11.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.77%)
1 year	rr_AverageAnnualReturnYear01	11.20%
5 years	rr_AverageAnnualReturnYear05	2.52%
10 years	rr_AverageAnnualReturnYear10	6.31%
Vantagepoint Model Portfolio Traditional Growth Fund | TM Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%	[1],[2]
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	340
10 years	rr_ExpenseExampleYear10	762
1 year	rr_AverageAnnualReturnYear01	11.20%
5 years	rr_AverageAnnualReturnYear05	2.52%
10 years	rr_AverageAnnualReturnYear10	6.31%
Vantagepoint Model Portfolio Traditional Growth Fund | Return after taxes on distributions | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.55%
5 years	rr_AverageAnnualReturnYear05	1.83%
10 years	rr_AverageAnnualReturnYear10	5.56%
Vantagepoint Model Portfolio Traditional Growth Fund | Return after taxes on distributions and sale of fund shares | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.73%
5 years	rr_AverageAnnualReturnYear05	1.87%
10 years	rr_AverageAnnualReturnYear10	5.20%
Vantagepoint Model Portfolio Traditional Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	1.66%
10 years	rr_AverageAnnualReturnYear10	7.10%
Vantagepoint Model Portfolio Traditional Growth Fund | Custom Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.01%
5 years	rr_AverageAnnualReturnYear05	3.59%
10 years	rr_AverageAnnualReturnYear10	6.46%
Vantagepoint Model Portfolio Traditional Growth Fund | Morningstar Moderate Allocation Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.72%
5 years	rr_AverageAnnualReturnYear05	2.32%
10 years	rr_AverageAnnualReturnYear10	6.39%

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Vantagepoint Model Portfolio Long-Term Growth Fund
Model Portfolio Long-Term Growth Fund
Investment Objective
To offer high long-term capital growth and modest current income.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Model Portfolio Long-Term Growth Fund (USD $)	TM Shares	Investor M Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Model Portfolio Long-Term Growth Fund		TM Shares	Investor M Shares
Management fees		0.09%	0.09%
Other expenses		0.02%	0.27%	[1]
Acquired fund fees and expenses	[1][2]	0.53%	0.53%
Total annual fund operating expenses	[1][2]	0.64%	0.89%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Model Portfolio Long-Term Growth Fund (USD $)	1 year	3 years	5 years	10 years
TM Shares	65	205	357	798
Investor M Shares	91	284	493	1,096

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") to seek to obtain exposure to approximately 13% fixed income investments, 75% equity investments, and 12% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund).

This investment strategy is implemented by investing in the following funds at target allocations within the ranges indicated:

Fixed Income Fund:	Allocation Range:

Vantagepoint Core Bond Index Fund	8% - 18%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	8% - 18%

Vantagepoint Growth & Income Fund	8% - 18%

Vantagepoint Growth Fund	7% - 17%

Vantagepoint Select Value Fund	4% - 14%

Vantagepoint Aggressive Opportunities Fund	4% - 14%

Vantagepoint Discovery Fund	0% - 10%

Vantagepoint International Fund	9% - 19%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	10% - 14%

The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended allocations. The Fund's investment adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity funds and a multi-strategy fund, subject to the supervision of the Fund's Board of Directors.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

The sizable allocation to stocks means the Model Portfolio Long-Term Growth Fund should be considered an aggressive investment. It may be an appropriate investment if you intend to invest for the long term (10 years or more), are seeking to maximize the opportunity for principal growth, and are willing to accept losses, which may be substantial, with the possibility that short-term losses may be recovered over longer investment periods.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance. Similarly, if the Fund's asset allocations become "out of balance," this could affect both the Fund's level of risk and the Fund's potential for gain or loss.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
14.99%	-17.33%
(2nd Qtr 2003)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Model Portfolio Long-Term Growth Fund	1 year	5 years	10 years
Investor M Shares	12.93%	1.88%	7.08%
Investor M Shares Return after taxes on distributions	12.25%	1.21%	6.42%
Investor M Shares Return after taxes on distributions and sale of fund shares	9.01%	1.38%	6.01%
TM Shares	12.93%	1.88%	7.08%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Custom Benchmark (reflects no deductions for fees, expenses, or taxes)	12.88%	2.93%	6.99%
Morningstar Aggressive Allocation Funds Average (reflects no deduction for taxes)	13.42%	0.97%	6.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Model Portfolio Long-Term Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Model Portfolio Long-Term Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high long-term capital growth and modest current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") to seek to obtain exposure to approximately 13% fixed income investments, 75% equity investments, and 12% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund).

This investment strategy is implemented by investing in the following funds at target allocations within the ranges indicated:

Fixed Income Fund:	Allocation Range:

Vantagepoint Core Bond Index Fund	8% - 18%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	8% - 18%

Vantagepoint Growth & Income Fund	8% - 18%

Vantagepoint Growth Fund	7% - 17%

Vantagepoint Select Value Fund	4% - 14%

Vantagepoint Aggressive Opportunities Fund	4% - 14%

Vantagepoint Discovery Fund	0% - 10%

Vantagepoint International Fund	9% - 19%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	10% - 14%

The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended allocations. The Fund's investment adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity funds and a multi-strategy fund, subject to the supervision of the Fund's Board of Directors.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

		The sizable allocation to stocks means the Model Portfolio Long-Term Growth Fund should be considered an aggressive investment. It may be an appropriate investment if you intend to invest for the long term (10 years or more), are seeking to maximize the opportunity for principal growth, and are willing to accept losses, which may be substantial, with the possibility that short-term losses may be recovered over longer investment periods.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance. Similarly, if the Fund's asset allocations become "out of balance," this could affect both the Fund's level of risk and the Fund's potential for gain or loss.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

		Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor M Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
14.99%	-17.33%
(2nd Qtr 2003)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

		Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.
Vantagepoint Model Portfolio Long-Term Growth Fund | TM Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%	[1],[2]
1 year	rr_ExpenseExampleYear01	65
3 years	rr_ExpenseExampleYear03	205
5 years	rr_ExpenseExampleYear05	357
10 years	rr_ExpenseExampleYear10	798
1 year	rr_AverageAnnualReturnYear01	12.93%
5 years	rr_AverageAnnualReturnYear05	1.88%
10 years	rr_AverageAnnualReturnYear10	7.08%
Vantagepoint Model Portfolio Long-Term Growth Fund | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%	[1],[2]
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	493
10 years	rr_ExpenseExampleYear10	1,096
2003	rr_AnnualReturn2003	27.21%
2004	rr_AnnualReturn2004	9.25%
2005	rr_AnnualReturn2005	7.24%
2006	rr_AnnualReturn2006	12.50%
2007	rr_AnnualReturn2007	7.74%
2008	rr_AnnualReturn2008	(30.99%)
2009	rr_AnnualReturn2009	27.67%
2010	rr_AnnualReturn2010	12.54%
2011	rr_AnnualReturn2011	(1.98%)
2012	rr_AnnualReturn2012	12.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.33%)
1 year	rr_AverageAnnualReturnYear01	12.93%
5 years	rr_AverageAnnualReturnYear05	1.88%
10 years	rr_AverageAnnualReturnYear10	7.08%
Vantagepoint Model Portfolio Long-Term Growth Fund | Return after taxes on distributions | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.25%
5 years	rr_AverageAnnualReturnYear05	1.21%
10 years	rr_AverageAnnualReturnYear10	6.42%
Vantagepoint Model Portfolio Long-Term Growth Fund | Return after taxes on distributions and sale of fund shares | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.01%
5 years	rr_AverageAnnualReturnYear05	1.38%
10 years	rr_AverageAnnualReturnYear10	6.01%
Vantagepoint Model Portfolio Long-Term Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	1.66%
10 years	rr_AverageAnnualReturnYear10	7.10%
Vantagepoint Model Portfolio Long-Term Growth Fund | Custom Benchmark (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.88%
5 years	rr_AverageAnnualReturnYear05	2.93%
10 years	rr_AverageAnnualReturnYear10	6.99%
Vantagepoint Model Portfolio Long-Term Growth Fund | Morningstar Aggressive Allocation Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.42%
5 years	rr_AverageAnnualReturnYear05	0.97%
10 years	rr_AverageAnnualReturnYear10	6.66%

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Vantagepoint Model Portfolio All-Equity Growth Fund
Model Portfolio All-Equity Growth Fund
Investment Objective
To offer high long-term capital growth.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Model Portfolio All-Equity Growth Fund (USD $)	TM Shares	Investor M Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Model Portfolio All-Equity Growth Fund		TM Shares	Investor M Shares
Management fees		0.10%	0.10%
Other expenses		0.02%	0.27%	[1]
Acquired fund fees and expenses	[1][2]	0.60%	0.60%
Total annual fund operating expenses	[1][2]	0.72%	0.97%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Model Portfolio All-Equity Growth Fund (USD $)	1 year	3 years	5 years	10 years
TM Shares	74	230	401	894
Investor M Shares	99	309	536	1,190

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests, under normal circumstances, 100% of its net assets in equity Funds by investing in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") whose assets are invested, under normal circumstances, at least 80% in equity securities (common and preferred stock) or instruments that provide equity exposure.

This investment strategy is implemented by investing in the following funds at target allocations within the ranges indicated:

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	13% - 23%

Vantagepoint Growth & Income Fund	12% - 22%

Vantagepoint Growth Fund	12% - 22%

Vantagepoint Select Value Fund	5% - 15%

Vantagepoint Aggressive Opportunities Fund	5% - 15%

Vantagepoint Discovery Fund	4% - 14%

Vantagepoint International Fund	12% - 22%
Third Party Emerging Markets ETF	0% - 5%

The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended allocations. The Fund's investment adviser may, at its discretion, change the target allocations within the ranges set forth above, subject to the supervision of the Fund's Board of Directors.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

The significant allocation to equity securities through the underlying Funds in which this Model Portfolio Fund invests, means the Model Portfolio All-Equity Growth Fund should be considered an aggressive investment. It may be an appropriate investment if you are an aggressive investor seeking the opportunity for capital appreciation; intend to invest for the long term (10 years or more); are seeking to maximize principal growth without regard to current income; and are willing to accept losses, which may be substantial, with the possibility that short-term losses may be recovered over longer investment periods.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance. Similarly, if the Fund's asset allocations become "out of balance," this could affect both the Fund's level of risk and the Fund's potential for gain or loss.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company's debt securities are generally paid before holders of the company's preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
19.60%	-23.60%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Model Portfolio All-Equity Growth Fund	1 year	5 years	10 years
Investor M Shares	16.00%	0.73%	7.40%
Investor M Shares Return after taxes on distributions	15.74%	0.16%	6.84%
Investor M Shares Return after taxes on distributions and sale of fund shares	10.78%	0.42%	6.41%
TM Shares	16.00%	0.73%	7.40%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	16.34%	0.64%	7.29%
Morningstar Large Blend Funds Average (reflects no deduction for taxes)	14.96%	0.68%	6.62%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund has exposure to different types of equity securities, the custom benchmark is intended to provide a better performance comparison than a single benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and the MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Model Portfolio All-Equity Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Model Portfolio All-Equity Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, 100% of its net assets in equity Funds by investing in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") whose assets are invested, under normal circumstances, at least 80% in equity securities (common and preferred stock) or instruments that provide equity exposure.

This investment strategy is implemented by investing in the following funds at target allocations within the ranges indicated:

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	13% - 23%

Vantagepoint Growth & Income Fund	12% - 22%

Vantagepoint Growth Fund	12% - 22%

Vantagepoint Select Value Fund	5% - 15%

Vantagepoint Aggressive Opportunities Fund	5% - 15%

Vantagepoint Discovery Fund	4% - 14%

Vantagepoint International Fund	12% - 22%
Third Party Emerging Markets ETF	0% - 5%

The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended allocations. The Fund's investment adviser may, at its discretion, change the target allocations within the ranges set forth above, subject to the supervision of the Fund's Board of Directors.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

		The significant allocation to equity securities through the underlying Funds in which this Model Portfolio Fund invests, means the Model Portfolio All-Equity Growth Fund should be considered an aggressive investment. It may be an appropriate investment if you are an aggressive investor seeking the opportunity for capital appreciation; intend to invest for the long term (10 years or more); are seeking to maximize principal growth without regard to current income; and are willing to accept losses, which may be substantial, with the possibility that short-term losses may be recovered over longer investment periods.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance. Similarly, if the Fund's asset allocations become "out of balance," this could affect both the Fund's level of risk and the Fund's potential for gain or loss.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company's debt securities are generally paid before holders of the company's preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

		Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund has exposure to different types of equity securities, the custom benchmark is intended to provide a better performance comparison than a single benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and the MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor M Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
19.60%	-23.60%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

		Because the Fund has exposure to different types of equity securities, the custom benchmark is intended to provide a better performance comparison than a single benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and the MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.
Vantagepoint Model Portfolio All-Equity Growth Fund | TM Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%	[1],[2]
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	894
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	0.73%
10 years	rr_AverageAnnualReturnYear10	7.40%
Vantagepoint Model Portfolio All-Equity Growth Fund | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%	[1],[2]
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,190
2003	rr_AnnualReturn2003	33.26%
2004	rr_AnnualReturn2004	10.30%
2005	rr_AnnualReturn2005	8.49%
2006	rr_AnnualReturn2006	14.58%
2007	rr_AnnualReturn2007	7.75%
2008	rr_AnnualReturn2008	(39.86%)
2009	rr_AnnualReturn2009	35.07%
2010	rr_AnnualReturn2010	14.93%
2011	rr_AnnualReturn2011	(4.23%)
2012	rr_AnnualReturn2012	16.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.60%)
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	0.73%
10 years	rr_AverageAnnualReturnYear10	7.40%
Vantagepoint Model Portfolio All-Equity Growth Fund | Return after taxes on distributions | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.74%
5 years	rr_AverageAnnualReturnYear05	0.16%
10 years	rr_AverageAnnualReturnYear10	6.84%
Vantagepoint Model Portfolio All-Equity Growth Fund | Return after taxes on distributions and sale of fund shares | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.78%
5 years	rr_AverageAnnualReturnYear05	0.42%
10 years	rr_AverageAnnualReturnYear10	6.41%
Vantagepoint Model Portfolio All-Equity Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	1.66%
10 years	rr_AverageAnnualReturnYear10	7.10%
Vantagepoint Model Portfolio All-Equity Growth Fund | Custom Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.34%
5 years	rr_AverageAnnualReturnYear05	0.64%
10 years	rr_AverageAnnualReturnYear10	7.29%
Vantagepoint Model Portfolio All-Equity Growth Fund | Morningstar Large Blend Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.96%
5 years	rr_AverageAnnualReturnYear05	0.68%
10 years	rr_AverageAnnualReturnYear10	6.62%

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Vantagepoint Milestone Retirement Income Fund
Milestone Retirement Income Fund
Investment Objective
To seek to offer current income and opportunities for capital growth that have limited risk.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Milestone Retirement Income Fund (USD $)	TM Shares	Investor M Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Milestone Retirement Income Fund		TM Shares	Investor M Shares
Management fees		0.10%	0.10%
Other expenses		0.04%	0.29%	[1]
Acquired fund fees and expenses	[1][2]	0.44%	0.44%
Total annual fund operating expenses	[1][2]	0.58%	0.83%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Milestone Retirement Income Fund (USD $)	1 year	3 years	5 years	10 years
TM Shares	59	186	324	726
Investor M Shares	85	265	460	1,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund).

This investment strategy is implemented by investing in the following funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	26% - 36%

Vantagepoint Core Bond Index Fund	4% - 14%

Vantagepoint Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	5% - 15%

Vantagepoint Growth & Income Fund	5% - 15%

Vantagepoint International Fund	0% - 9%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	15% - 25%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds within the above ranges and also within the above-stated asset class allocations to fixed income and equity funds and a multi-strategy fund. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

The Milestone Retirement Income Fund may be appropriate for you if you have already begun to make gradual withdrawals, are seeking to preserve principal with some opportunity for inflation protection and growth, have a low tolerance for price fluctuations, or wish to invest for the short term.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
8.32%	-7.10%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Milestone Retirement Income Fund	1 year	5 years	Since Fund Inception	Inception Date
Investor M Shares	7.18%	3.35%	4.20%	Jan 3, 2005
Investor M Shares Return after taxes on distributions	6.41%	2.51%	3.30%	Jan 3, 2005
Investor M Shares Return after taxes on distributions and sale of fund shares	5.03%	2.48%	3.19%	Jan 3, 2005
TM Shares	7.18%	3.35%	4.20%	Jan 3, 2005
Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.56%	5.39%	5.07%	Jan 3, 2005
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	6.65%	4.47%	4.97%	Jan 3, 2005
Morningstar Retirement Income Funds Average (reflects no deduction for taxes)	9.01%	2.94%	4.02%	Jan 3, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Milestone Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone Retirement Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to offer current income and opportunities for capital growth that have limited risk.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund).

This investment strategy is implemented by investing in the following funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	26% - 36%

Vantagepoint Core Bond Index Fund	4% - 14%

Vantagepoint Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	5% - 15%

Vantagepoint Growth & Income Fund	5% - 15%

Vantagepoint International Fund	0% - 9%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	15% - 25%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds within the above ranges and also within the above-stated asset class allocations to fixed income and equity funds and a multi-strategy fund. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

		The Milestone Retirement Income Fund may be appropriate for you if you have already begun to make gradual withdrawals, are seeking to preserve principal with some opportunity for inflation protection and growth, have a low tolerance for price fluctuations, or wish to invest for the short term.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

		Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor M Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
8.32%	-7.10%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

		Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone Retirement Income Fund | TM Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%	[1],[2]
1 year	rr_ExpenseExampleYear01	59
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	324
10 years	rr_ExpenseExampleYear10	726
1 year	rr_AverageAnnualReturnYear01	7.18%
5 years	rr_AverageAnnualReturnYear05	3.35%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone Retirement Income Fund | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%	[1],[2]
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	265
5 years	rr_ExpenseExampleYear05	460
10 years	rr_ExpenseExampleYear10	1,025
2005	rr_AnnualReturn2005	3.39%
2006	rr_AnnualReturn2006	7.52%
2007	rr_AnnualReturn2007	6.05%
2008	rr_AnnualReturn2008	(13.76%)
2009	rr_AnnualReturn2009	16.53%
2010	rr_AnnualReturn2010	6.93%
2011	rr_AnnualReturn2011	2.37%
2012	rr_AnnualReturn2012	7.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.10%)
1 year	rr_AverageAnnualReturnYear01	7.18%
5 years	rr_AverageAnnualReturnYear05	3.35%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone Retirement Income Fund | Return after taxes on distributions | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.41%
5 years	rr_AverageAnnualReturnYear05	2.51%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone Retirement Income Fund | Return after taxes on distributions and sale of fund shares | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.03%
5 years	rr_AverageAnnualReturnYear05	2.48%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone Retirement Income Fund | Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.56%
5 years	rr_AverageAnnualReturnYear05	5.39%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone Retirement Income Fund | Custom Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.65%
5 years	rr_AverageAnnualReturnYear05	4.47%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone Retirement Income Fund | Morningstar Retirement Income Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.01%
5 years	rr_AverageAnnualReturnYear05	2.94%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Vantagepoint Milestone 2010 Fund
Milestone 2010 Fund
Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Milestone 2010 Fund (USD $)	TM Shares	Investor M Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Milestone 2010 Fund		TM Shares	Investor M Shares
Management fees		0.10%	0.10%
Other expenses		0.04%	0.29%	[1]
Acquired fund fees and expenses	[1][2]	0.48%	0.48%
Total annual fund operating expenses	[1][2]	0.62%	0.87%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Milestone 2010 Fund (USD $)	1 year	3 years	5 years	10 years
TM Shares	63	199	346	774
Investor M Shares	89	278	482	1,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who retired in or around the year 2010 and would like to make gradual withdrawals from the Fund. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund) that the adviser believes to be appropriate. As time elapses, the Fund's allocation to equity investments decreases and the Fund's allocation to fixed income investments and the "multi-strategy" investment increases so that by June 30 of the year 2020 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity Funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocations will change over time. The Fund invests in the following funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	12% - 22%

Vantagepoint Core Bond Index Fund	2% - 12%

Vantagepoint Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	12% - 22%

Vantagepoint Growth & Income Fund	6% - 16%

Vantagepoint Growth Fund	1% - 11%

Vantagepoint International Fund	3% - 13%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	13% - 23%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2010. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 43% equity, 39% fixed income, and 18% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2010), the Fund will reach its "landing point" and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund's name. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you retired in or around the year 2010 and would like to make gradual withdrawals from the Fund.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
9.28%	-8.96%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Milestone 2010 Fund	1 year	5 years	Since Fund Inception	Inception Date
Investor M Shares	9.53%	3.24%	4.51%	Jan 3, 2005
Investor M Shares Return after taxes on distributions	8.70%	2.50%	3.64%	Jan 3, 2005
Investor M Shares Return after taxes on distributions and sale of fund shares	6.79%	2.45%	3.52%	Jan 3, 2005
TM Shares	9.53%	3.24%	4.51%	Jan 3, 2005
Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.56%	5.39%	5.07%	Jan 3, 2005
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	9.11%	4.44%	5.25%	Jan 3, 2005
Morningstar Target Date 2000-2010 Funds Average (reflects no deduction for taxes)	9.61%	2.54%	4.10%	Jan 3, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Milestone 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2010 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who retired in or around the year 2010 and would like to make gradual withdrawals from the Fund. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund) that the adviser believes to be appropriate. As time elapses, the Fund's allocation to equity investments decreases and the Fund's allocation to fixed income investments and the "multi-strategy" investment increases so that by June 30 of the year 2020 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity Funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocations will change over time. The Fund invests in the following funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	12% - 22%

Vantagepoint Core Bond Index Fund	2% - 12%

Vantagepoint Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	12% - 22%

Vantagepoint Growth & Income Fund	6% - 16%

Vantagepoint Growth Fund	1% - 11%

Vantagepoint International Fund	3% - 13%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	13% - 23%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2010. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 43% equity, 39% fixed income, and 18% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2010), the Fund will reach its "landing point" and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund's name. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

		This Fund may be appropriate for you if you retired in or around the year 2010 and would like to make gradual withdrawals from the Fund.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

		Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor M Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
9.28%	-8.96%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

		Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone 2010 Fund | TM Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%	[1],[2]
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	774
1 year	rr_AverageAnnualReturnYear01	9.53%
5 years	rr_AverageAnnualReturnYear05	3.24%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2010 Fund | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%	[1],[2]
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	1,073
2005	rr_AnnualReturn2005	4.65%
2006	rr_AnnualReturn2006	8.95%
2007	rr_AnnualReturn2007	6.43%
2008	rr_AnnualReturn2008	(17.34%)
2009	rr_AnnualReturn2009	17.71%
2010	rr_AnnualReturn2010	8.51%
2011	rr_AnnualReturn2011	1.41%
2012	rr_AnnualReturn2012	9.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.96%)
1 year	rr_AverageAnnualReturnYear01	9.53%
5 years	rr_AverageAnnualReturnYear05	3.24%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2010 Fund | Return after taxes on distributions | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.70%
5 years	rr_AverageAnnualReturnYear05	2.50%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2010 Fund | Return after taxes on distributions and sale of fund shares | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.79%
5 years	rr_AverageAnnualReturnYear05	2.45%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2010 Fund | Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.56%
5 years	rr_AverageAnnualReturnYear05	5.39%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2010 Fund | Custom Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.11%
5 years	rr_AverageAnnualReturnYear05	4.44%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2010 Fund | Morningstar Target Date 2000-2010 Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.61%
5 years	rr_AverageAnnualReturnYear05	2.54%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Vantagepoint Milestone 2015 Fund
Milestone 2015 Fund
Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Milestone 2015 Fund (USD $)	TM Shares	Investor M Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Milestone 2015 Fund		TM Shares	Investor M Shares
Management fees		0.10%	0.10%
Other expenses		0.03%	0.28%	[1]
Acquired fund fees and expenses	[1][2]	0.47%	0.47%
Total annual fund operating expenses	[1][2]	0.60%	0.85%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund���s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund���s financial highlights for the most recent fiscal year, which reflect the Fund���s operating expenses and do not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Milestone 2015 Fund (USD $)	1 year	3 years	5 years	10 years
TM Shares	61	192	335	750
Investor M Shares	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2015. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund) that the adviser believes to be appropriate. As time elapses, the Fund's allocation to equity investments decreases and the Fund's allocation to fixed income investments and the "multi-strategy" investment increases so that by June 30 of the year 2025 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity Funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocations will change over time. The Fund invests in the following funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	7% - 17%

Vantagepoint Core Bond Index Fund	3% - 13%

Vantagepoint Inflation Protected Securities Fund	7 - 17%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	14% - 24%

Vantagepoint Growth & Income Fund	6% - 16%

Vantagepoint Growth Fund	3% - 13%

Vantagepoint Mid/Small Company Index Fund	0% - 8%

Vantagepoint International Fund	4% - 14%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	12% - 22%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2015. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 50% equity, 33% fixed income and 17% multi-strategy. The asset mix will become progressively more conservative so that by the year 2015 ("target year"), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2015), the Fund will reach its "landing point" and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund's name. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2015.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
11.66%	-12.63%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Milestone 2015 Fund	1 year	5 years	Since Fund Inception	Inception Date
Investor M Shares	10.25%	2.65%	4.57%	Jan 3, 2005
Investor M Shares Return after taxes on distributions	9.56%	1.98%	3.82%	Jan 3, 2005
Investor M Shares Return after taxes on distributions and sale of fund shares	7.11%	1.99%	3.66%	Jan 3, 2005
TM Shares	10.25%	2.65%	4.57%	Jan 3, 2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	4.22%	Jan 3, 2005
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	10.09%	3.71%	5.04%	Jan 3, 2005
Morningstar Target Date 2011-2015 Funds Average (reflects no deduction for taxes)	10.65%	2.04%	3.99%	Jan 3, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Milestone 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2015 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2015. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund) that the adviser believes to be appropriate. As time elapses, the Fund's allocation to equity investments decreases and the Fund's allocation to fixed income investments and the "multi-strategy" investment increases so that by June 30 of the year 2025 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity Funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocations will change over time. The Fund invests in the following funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	7% - 17%

Vantagepoint Core Bond Index Fund	3% - 13%

Vantagepoint Inflation Protected Securities Fund	7 - 17%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	14% - 24%

Vantagepoint Growth & Income Fund	6% - 16%

Vantagepoint Growth Fund	3% - 13%

Vantagepoint Mid/Small Company Index Fund	0% - 8%

Vantagepoint International Fund	4% - 14%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	12% - 22%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2015. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 50% equity, 33% fixed income and 17% multi-strategy. The asset mix will become progressively more conservative so that by the year 2015 ("target year"), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2015), the Fund will reach its "landing point" and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund's name. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

		This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2015.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

		Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor M Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
11.66%	-12.63%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

		Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone 2015 Fund | TM Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%	[1],[2]
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	750
1 year	rr_AverageAnnualReturnYear01	10.25%
5 years	rr_AverageAnnualReturnYear05	2.65%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2015 Fund | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%	[1],[2]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	1,049
2005	rr_AnnualReturn2005	5.93%
2006	rr_AnnualReturn2006	10.87%
2007	rr_AnnualReturn2007	6.88%
2008	rr_AnnualReturn2008	(23.54%)
2009	rr_AnnualReturn2009	21.84%
2010	rr_AnnualReturn2010	10.20%
2011	rr_AnnualReturn2011	0.70%
2012	rr_AnnualReturn2012	10.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.63%)
1 year	rr_AverageAnnualReturnYear01	10.25%
5 years	rr_AverageAnnualReturnYear05	2.65%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2015 Fund | Return after taxes on distributions | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.56%
5 years	rr_AverageAnnualReturnYear05	1.98%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2015 Fund | Return after taxes on distributions and sale of fund shares | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.11%
5 years	rr_AverageAnnualReturnYear05	1.99%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2015 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	1.66%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2015 Fund | Custom Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.09%
5 years	rr_AverageAnnualReturnYear05	3.71%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2015 Fund | Morningstar Target Date 2011-2015 Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.65%
5 years	rr_AverageAnnualReturnYear05	2.04%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund���s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund���s financial highlights for the most recent fiscal year, which reflect the Fund���s operating expenses and do not include Acquired fund fees and expenses.

Vantagepoint Milestone 2020 Fund
Milestone 2020 Fund
Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Milestone 2020 Fund (USD $)	TM Shares	Investor M Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Milestone 2020 Fund		TM Shares	Investor M Shares
Management fees		0.10%	0.10%
Other expenses		0.03%	0.28%	[1]
Acquired fund fees and expenses	[1][2]	0.46%	0.46%
Total annual fund operating expenses	[1][2]	0.59%	0.84%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Milestone 2020 Fund (USD $)	1 year	3 years	5 years	10 years
TM Shares	60	189	329	738
Investor M Shares	86	268	466	1,037

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2020. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund) that the adviser believes to be appropriate. As time elapses, the Fund's allocation to equity investments decreases and the Fund's allocation to fixed income investments and the "multi-strategy" investment increases so that by June 30 of the year 2030 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity Funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocations will change over time. The Fund invests in the following funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	3% - 13%

Vantagepoint Core Bond Index Fund	7% - 17%

Vantagepoint Inflation Protected Securities Fund	0% - 10%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	15% - 25%

Vantagepoint Growth & Income Fund	6% - 16%

Vantagepoint Growth Fund	3% - 13%

Vantagepoint Mid/Small Company Index Fund	3% - 13%

Vantagepoint International Fund	5% - 15%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	11% - 21%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2020. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 59% equity, 25% fixed income, and 16% multi-strategy. The asset mix will become progressively more conservative so that by the year 2020 ("target year"), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2020), the Fund will reach its "landing point" and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund's name. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2020.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
12.97%	-14.63%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Milestone 2020 Fund	1 year	5 years	Since Fund Inception	Inception Date
Investor M Shares	11.25%	2.19%	4.51%	Jan 3, 2005
Investor M Shares Return after taxes on distributions	10.63%	1.54%	3.79%	Jan 3, 2005
Investor M Shares Return after taxes on distributions and sale of fund shares	7.72%	1.60%	3.62%	Jan 3, 2005
TM Shares	11.25%	2.19%	4.51%	Jan 3, 2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	4.22%	Jan 3, 2005
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	11.15%	3.32%	4.93%	Jan 3, 2005
Morningstar Target Date 2016-2020 Funds Average (reflects no deduction for taxes)	11.68%	1.89%	4.29%	Jan 3, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Milestone 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2020 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2020. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund) that the adviser believes to be appropriate. As time elapses, the Fund's allocation to equity investments decreases and the Fund's allocation to fixed income investments and the "multi-strategy" investment increases so that by June 30 of the year 2030 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity Funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocations will change over time. The Fund invests in the following funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	3% - 13%

Vantagepoint Core Bond Index Fund	7% - 17%

Vantagepoint Inflation Protected Securities Fund	0% - 10%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	15% - 25%

Vantagepoint Growth & Income Fund	6% - 16%

Vantagepoint Growth Fund	3% - 13%

Vantagepoint Mid/Small Company Index Fund	3% - 13%

Vantagepoint International Fund	5% - 15%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	11% - 21%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2020. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 59% equity, 25% fixed income, and 16% multi-strategy. The asset mix will become progressively more conservative so that by the year 2020 ("target year"), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2020), the Fund will reach its "landing point" and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund's name. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

		This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2020.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

		Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor M Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
12.97%	-14.63%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

		Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone 2020 Fund | TM Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%	[1],[2]
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	738
1 year	rr_AverageAnnualReturnYear01	11.25%
5 years	rr_AverageAnnualReturnYear05	2.19%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2020 Fund | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%	[1],[2]
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	1,037
2005	rr_AnnualReturn2005	6.48%
2006	rr_AnnualReturn2006	11.92%
2007	rr_AnnualReturn2007	7.17%
2008	rr_AnnualReturn2008	(26.86%)
2009	rr_AnnualReturn2009	23.43%
2010	rr_AnnualReturn2010	11.27%
2011	rr_AnnualReturn2011	(0.26%)
2012	rr_AnnualReturn2012	11.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.63%)
1 year	rr_AverageAnnualReturnYear01	11.25%
5 years	rr_AverageAnnualReturnYear05	2.19%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2020 Fund | Return after taxes on distributions | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.63%
5 years	rr_AverageAnnualReturnYear05	1.54%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2020 Fund | Return after taxes on distributions and sale of fund shares | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.72%
5 years	rr_AverageAnnualReturnYear05	1.60%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2020 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	1.66%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2020 Fund | Custom Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.15%
5 years	rr_AverageAnnualReturnYear05	3.32%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2020 Fund | Morningstar Target Date 2016-2020 Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.68%
5 years	rr_AverageAnnualReturnYear05	1.89%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Vantagepoint Milestone 2025 Fund
Milestone 2025 Fund
Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Milestone 2025 Fund (USD $)	TM Shares	Investor M Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Milestone 2025 Fund		TM Shares	Investor M Shares
Management fees		0.10%	0.10%
Other expenses		0.04%	0.29%	[1]
Acquired fund fees and expenses	[1][2]	0.46%	0.46%
Total annual fund operating expenses	[1][2]	0.60%	0.85%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Milestone 2025 Fund (USD $)	1 year	3 years	5 years	10 years
TM Shares	61	192	335	750
Investor M Shares	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2025. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund) that the adviser believes to be appropriate. As time elapses, the Fund's allocation to equity investments decreases and the Fund's allocation to fixed income investments and the "multi-strategy" investment increases so that by June 30 of the year 2035 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocations will change over time. The Fund invests in the following funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	0% - 10%

Vantagepoint Core Bond Index Fund	9% - 19%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	17% - 27%

Vantagepoint Growth & Income Fund	7% - 17%

Vantagepoint Growth Fund	4% - 14%

Vantagepoint Mid/Small Company Index Fund	5% - 15%

Vantagepoint International Fund	7% - 17%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	9% - 19%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2025. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 67% equity, 19% fixed income, and 14% multi-strategy. The asset mix will become progressively more conservative so that by the year 2025 ("target year"), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2025), the Fund will reach its "landing point" and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund's name. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2025.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
14.23%	-16.53%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Milestone 2025 Fund	1 year	5 years	Since Fund Inception	Inception Date
Investor M Shares	12.24%	1.89%	4.49%	Jan 3, 2005
Investor M Shares Return after taxes on distributions	11.66%	1.30%	3.84%	Jan 3, 2005
Investor M Shares Return after taxes on distributions and sale of fund shares	8.39%	1.40%	3.67%	Jan 3, 2005
TM Shares	12.24%	1.89%	4.49%	Jan 3, 2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	4.22%	Jan 3, 2005
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	12.19%	2.97%	4.81%	Jan 3, 2005
Morningstar Target 2021-2025 Funds Average (reflects no deduction for taxes)	13.03%	1.37%	4.21%	Jan 3, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Milestone 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2025 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2025. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund) that the adviser believes to be appropriate. As time elapses, the Fund's allocation to equity investments decreases and the Fund's allocation to fixed income investments and the "multi-strategy" investment increases so that by June 30 of the year 2035 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocations will change over time. The Fund invests in the following funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	0% - 10%

Vantagepoint Core Bond Index Fund	9% - 19%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	17% - 27%

Vantagepoint Growth & Income Fund	7% - 17%

Vantagepoint Growth Fund	4% - 14%

Vantagepoint Mid/Small Company Index Fund	5% - 15%

Vantagepoint International Fund	7% - 17%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	9% - 19%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2025. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 67% equity, 19% fixed income, and 14% multi-strategy. The asset mix will become progressively more conservative so that by the year 2025 ("target year"), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2025), the Fund will reach its "landing point" and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund's name. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

		This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2025.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

		Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor M Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
14.23%	-16.53%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

		Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone 2025 Fund | TM Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%	[1],[2]
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	750
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.53%)
1 year	rr_AverageAnnualReturnYear01	12.24%
5 years	rr_AverageAnnualReturnYear05	1.89%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2025 Fund | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%	[1],[2]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	1,049
2005	rr_AnnualReturn2005	7.18%
2006	rr_AnnualReturn2006	12.70%
2007	rr_AnnualReturn2007	7.17%
2008	rr_AnnualReturn2008	(29.90%)
2009	rr_AnnualReturn2009	25.40%
2010	rr_AnnualReturn2010	12.25%
2011	rr_AnnualReturn2011	(0.85%)
2012	rr_AnnualReturn2012	12.24%
1 year	rr_AverageAnnualReturnYear01	12.24%
5 years	rr_AverageAnnualReturnYear05	1.89%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2025 Fund | Return after taxes on distributions | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.66%
5 years	rr_AverageAnnualReturnYear05	1.30%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2025 Fund | Return after taxes on distributions and sale of fund shares | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.39%
5 years	rr_AverageAnnualReturnYear05	1.40%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2025 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	1.66%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2025 Fund | Custom Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.19%
5 years	rr_AverageAnnualReturnYear05	2.97%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2025 Fund | Morningstar Target 2021-2025 Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.03%
5 years	rr_AverageAnnualReturnYear05	1.37%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Vantagepoint Milestone 2030 Fund
Milestone 2030 Fund
Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Milestone 2030 Fund (USD $)	TM Shares	Investor M Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Milestone 2030 Fund		TM Shares	Investor M Shares
Management fees		0.10%	0.10%
Other expenses		0.04%	0.29%	[1]
Acquired fund fees and expenses	[1][2]	0.47%	0.47%
Total annual fund operating expenses	[1][2]	0.61%	0.86%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Milestone 2030 Fund (USD $)	1 year	3 years	5 years	10 years
TM Shares	62	195	340	762
Investor M Shares	88	274	477	1,061

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2030. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund) that the adviser believes to be appropriate. As time elapses, the Fund's allocation to equity investments decreases and the Fund's allocation to fixed income investments and the "multi-strategy" investment increases so that by June 30 of the year 2040 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocation will change over time. The Fund invests in the following funds at target allocations within the current percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	0% - 7%

Vantagepoint Core Bond Index Fund	6% - 16%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	19% - 29%

Vantagepoint Growth & Income Fund	9% - 19%

Vantagepoint Growth Fund	5% - 15%

Vantagepoint Mid/Small Company Index Fund	8% - 18%

Vantagepoint International Fund	8% - 18%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	7% - 17%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2030. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 76% equity, 13% fixed income, and 11% multi-strategy. The asset mix will become progressively more conservative so that by the year 2030 ("target year"), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2030), the Fund will reach its "landing point" and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund's name. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2030.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
15.48%	-18.28%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Milestone 2030 Fund	1 year	5 years	Since Fund Inception	Inception Date
Investor M Shares	13.28%	1.64%	4.48%	Jan 3, 2005
Investor M Shares Return after taxes on distributions	12.72%	1.11%	3.87%	Jan 3, 2005
Investor M Shares Return after taxes on distributions and sale of fund shares	9.11%	1.22%	3.68%	Jan 3, 2005
TM Shares	13.28%	1.64%	4.48%	Jan 3, 2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	4.22%	Jan 3, 2005
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	13.24%	2.64%	4.66%	Jan 3, 2005
Morningstar Target Date 2026-2030 Funds Average (reflects no deduction for taxes)	13.59%	1.00%	3.98%	Jan 3, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Milestone 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2030 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2030. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund) that the adviser believes to be appropriate. As time elapses, the Fund's allocation to equity investments decreases and the Fund's allocation to fixed income investments and the "multi-strategy" investment increases so that by June 30 of the year 2040 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocation will change over time. The Fund invests in the following funds at target allocations within the current percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	0% - 7%

Vantagepoint Core Bond Index Fund	6% - 16%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	19% - 29%

Vantagepoint Growth & Income Fund	9% - 19%

Vantagepoint Growth Fund	5% - 15%

Vantagepoint Mid/Small Company Index Fund	8% - 18%

Vantagepoint International Fund	8% - 18%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	7% - 17%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2030. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 76% equity, 13% fixed income, and 11% multi-strategy. The asset mix will become progressively more conservative so that by the year 2030 ("target year"), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2030), the Fund will reach its "landing point" and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund's name. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

		This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2030.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

		Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark and a group of mutual funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor M Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
15.48%	-18.28%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

		Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone 2030 Fund | TM Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%	[1],[2]
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	340
10 years	rr_ExpenseExampleYear10	762
1 year	rr_AverageAnnualReturnYear01	13.28%
5 years	rr_AverageAnnualReturnYear05	1.64%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2030 Fund | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%	[1],[2]
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
Annual Return 2005	rr_AnnualReturn2005	7.68%
2006	rr_AnnualReturn2006	13.52%
2007	rr_AnnualReturn2007	7.11%
2008	rr_AnnualReturn2008	(32.54%)
2009	rr_AnnualReturn2009	27.33%
2010	rr_AnnualReturn2010	13.11%
2011	rr_AnnualReturn2011	(1.46%)
2012	rr_AnnualReturn2012	13.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.28%)
1 year	rr_AverageAnnualReturnYear01	13.28%
5 years	rr_AverageAnnualReturnYear05	1.64%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2030 Fund | Return after taxes on distributions | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.72%
5 years	rr_AverageAnnualReturnYear05	1.11%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2030 Fund | Return after taxes on distributions and sale of fund shares | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.11%
5 years	rr_AverageAnnualReturnYear05	1.22%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2030 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	1.66%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2030 Fund | Custom Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.24%
5 years	rr_AverageAnnualReturnYear05	2.64%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2030 Fund | Morningstar Target Date 2026-2030 Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.59%
5 years	rr_AverageAnnualReturnYear05	1.00%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Vantagepoint Milestone 2035 Fund
Milestone 2035 Fund
Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Milestone 2035 Fund (USD $)	TM Shares	Investor M Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Milestone 2035 Fund		TM Shares	Investor M Shares
Management fees		0.10%	0.10%
Other expenses		0.05%	0.30%	[1]
Acquired fund fees and expenses	[1][2]	0.47%	0.47%
Total annual fund operating expenses	[1][2]	0.62%	0.87%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Milestone 2035 Fund (USD $)	1 year	3 years	5 years	10 years
TM Shares	63	199	346	774
Investor M Shares	89	278	482	1,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2035. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund) that the adviser believes to be appropriate. As time elapses, the Fund's allocation to equity investments decreases and the Fund's allocation to fixed income investments and the "multi-strategy" investment increases so that by June 30 of the year 2045 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocation will change over time. The Fund invests in the following funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	0% - 6%

Vantagepoint Core Bond Index Fund	2% - 12%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	20% - 30%

Vantagepoint Growth & Income Fund	10% - 20%

Vantagepoint Growth Fund	6% - 16%

Vantagepoint Mid/Small Company Index Fund	11% - 21%

Vantagepoint International Fund	9% - 19%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	3% - 13%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2035. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 84% equity, 8% fixed income and 8% multi-strategy. The asset mix will become progressively more conservative so that by the year 2035 ("target year"), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2035), the Fund will reach its "landing point" and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund's name. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2035.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
16.89%	-19.96%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Milestone 2035 Fund	1 year	5 years	Since Fund Inception	Inception Date
Investor M Shares	14.47%	1.48%	4.50%	Jan 3, 2005
Investor M Shares Return after taxes on distributions	13.94%	0.97%	3.92%	Jan 3, 2005
Investor M Shares Return after taxes on distributions and sale of fund shares	9.93%	1.10%	3.74%	Jan 3, 2005
TM Shares	14.47%	1.48%	4.50%	Jan 3, 2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	4.22%	Jan 3, 2005
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	14.36%	2.39%	4.54%	Jan 3, 2005
Morningstar Target Date 2031-2035 Funds Average (reflects no deduction for taxes)	14.64%	0.75%	4.17%	Jan 3, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Milestone 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2035 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2035. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund) that the adviser believes to be appropriate. As time elapses, the Fund's allocation to equity investments decreases and the Fund's allocation to fixed income investments and the "multi-strategy" investment increases so that by June 30 of the year 2045 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocation will change over time. The Fund invests in the following funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Vantagepoint Low Duration Bond Fund	0% - 6%

Vantagepoint Core Bond Index Fund	2% - 12%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	20% - 30%

Vantagepoint Growth & Income Fund	10% - 20%

Vantagepoint Growth Fund	6% - 16%

Vantagepoint Mid/Small Company Index Fund	11% - 21%

Vantagepoint International Fund	9% - 19%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	3% - 13%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2035. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 84% equity, 8% fixed income and 8% multi-strategy. The asset mix will become progressively more conservative so that by the year 2035 ("target year"), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2035), the Fund will reach its "landing point" and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund's name. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

		This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2035.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

		Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor M Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
16.89%	-19.96%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

		Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone 2035 Fund | TM Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%	[1],[2]
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	774
1 year	rr_AverageAnnualReturnYear01	14.47%
5 years	rr_AverageAnnualReturnYear05	1.48%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2035 Fund | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%	[1],[2]
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	1,073
2005	rr_AnnualReturn2005	8.13%
2006	rr_AnnualReturn2006	14.00%
2007	rr_AnnualReturn2007	7.25%
2008	rr_AnnualReturn2008	(34.91%)
2009	rr_AnnualReturn2009	29.22%
2010	rr_AnnualReturn2010	14.33%
2011	rr_AnnualReturn2011	(2.24%)
2012	rr_AnnualReturn2012	14.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.96%)
1 year	rr_AverageAnnualReturnYear01	14.47%
5 years	rr_AverageAnnualReturnYear05	1.48%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2035 Fund | Return after taxes on distributions | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.94%
5 years	rr_AverageAnnualReturnYear05	0.97%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2035 Fund | Return after taxes on distributions and sale of fund shares | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.93%
5 years	rr_AverageAnnualReturnYear05	1.10%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2035 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	1.66%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2035 Fund | Custom Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.36%
5 years	rr_AverageAnnualReturnYear05	2.39%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2035 Fund | Morningstar Target Date 2031-2035 Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.64%
5 years	rr_AverageAnnualReturnYear05	0.75%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Vantagepoint Milestone 2040 Fund
Milestone 2040 Fund
Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Milestone 2040 Fund (USD $)	TM Shares	Investor M Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Milestone 2040 Fund		TM Shares	Investor M Shares
Management fees		0.10%	0.10%
Other expenses		0.06%	0.31%	[1]
Acquired fund fees and expenses	[1][2]	0.47%	0.47%
Total annual fund operating expenses	[1][2]	0.63%	0.88%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Milestone 2040 Fund (USD $)	1 year	3 years	5 years	10 years
TM Shares	64	202	351	786
Investor M Shares	90	281	488	1,084

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2040. The Fund invests in a combination of equity investments and fixed income investments and may also invest in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund) that the adviser believes to be appropriate. As time elapses, the Fund's allocation to equity investments decreases and the Fund's allocation to fixed income investments and the "multi-strategy" investment increases so that by June 30 of the year 2050 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocation will change over time. The Fund invests in the following funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range:

Vantagepoint Core Bond Index Fund	0% - 10%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	22% - 32%

Vantagepoint Growth & Income Fund	10% - 20%

Vantagepoint Growth Fund	7% - 17%

Vantagepoint Mid/Small Company Index Fund	14% - 24%

Vantagepoint International Fund	10% - 20%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	0% - 8%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2040. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 92% equity, 5% fixed income and 3% multi-strategy. The asset mix will become progressively more conservative so that by the year 2040 ("target year"), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2040), the Fund will reach its "landing point" and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund's name. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2040.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
17.72%	-20.83%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Milestone 2040 Fund	1 year	5 years	Since Fund Inception	Inception Date
Investor M Shares	15.33%	1.50%	4.53%	Jan 3, 2005
Investor M Shares Return after taxes on distributions	14.96%	1.04%	3.94%	Jan 3, 2005
Investor M Shares Return after taxes on distributions and sale of fund shares	10.34%	1.13%	3.74%	Jan 3, 2005
TM Shares	15.33%	1.50%	4.53%	Jan 3, 2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	4.22%	Jan 3, 2005
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	16.31%	0.71%	4.19%	Jan 3, 2005
Morningstar Target Date 2036-2040 Funds Average (reflects no deduction for taxes)	14.64%	0.57%	3.98%	Jan 3, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Milestone 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2040 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2040. The Fund invests in a combination of equity investments and fixed income investments and may also invest in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the "multi-strategy" fund) that the adviser believes to be appropriate. As time elapses, the Fund's allocation to equity investments decreases and the Fund's allocation to fixed income investments and the "multi-strategy" investment increases so that by June 30 of the year 2050 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocation will change over time. The Fund invests in the following funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range:

Vantagepoint Core Bond Index Fund	0% - 10%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	22% - 32%

Vantagepoint Growth & Income Fund	10% - 20%

Vantagepoint Growth Fund	7% - 17%

Vantagepoint Mid/Small Company Index Fund	14% - 24%

Vantagepoint International Fund	10% - 20%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund:	Allocation Range:

Vantagepoint Diversifying Strategies Fund	0% - 8%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2040. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 92% equity, 5% fixed income and 3% multi-strategy. The asset mix will become progressively more conservative so that by the year 2040 ("target year"), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2040), the Fund will reach its "landing point" and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund's name. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

		This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2040.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund's use of any derivatives strategy will succeed, or that the Fund will not lose money.

		Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor M Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
17.72%	-20.83%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

		Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone 2040 Fund | TM Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%	[1],[2]
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	786
1 year	rr_AverageAnnualReturnYear01	15.33%
5 years	rr_AverageAnnualReturnYear05	1.50%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2040 Fund | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[1],[2]
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	488
10 years	rr_ExpenseExampleYear10	1,084
2005	rr_AnnualReturn2005	8.14%
2006	rr_AnnualReturn2006	14.14%
2007	rr_AnnualReturn2007	7.23%
2008	rr_AnnualReturn2008	(36.13%)
2009	rr_AnnualReturn2009	30.70%
2010	rr_AnnualReturn2010	14.91%
2011	rr_AnnualReturn2011	(2.61%)
2012	rr_AnnualReturn2012	15.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.83%)
1 year	rr_AverageAnnualReturnYear01	15.33%
5 years	rr_AverageAnnualReturnYear05	1.50%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2040 Fund | Return after taxes on distributions | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.96%
5 years	rr_AverageAnnualReturnYear05	1.04%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2040 Fund | Return after taxes on distributions and sale of fund shares | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.34%
5 years	rr_AverageAnnualReturnYear05	1.13%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2040 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	1.66%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2040 Fund | Custom Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.31%
5 years	rr_AverageAnnualReturnYear05	0.71%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
Vantagepoint Milestone 2040 Fund | Morningstar Target Date 2036-2040 Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.64%
5 years	rr_AverageAnnualReturnYear05	0.57%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Vantagepoint Milestone 2045 Fund
Milestone 2045 Fund
Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Milestone 2045 Fund (USD $)	TM Shares	Investor M Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Milestone 2045 Fund		TM Shares	Investor M Shares
Management fees		0.10%	0.10%
Other expenses		0.15%	0.40%	[1]
Acquired fund fees and expenses	[1][2]	0.47%	0.47%
Total annual fund operating expenses	[1][2]	0.72%	0.97%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Milestone 2045 Fund (USD $)	1 year	3 years	5 years	10 years
TM Shares	74	230	401	894
Investor M Shares	99	309	536	1,190

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2045. The Fund invests in a combination of equity investments and fixed income investments. As time elapses, the Fund's allocation to equity investments decreases, the Fund's allocation to fixed income investments increases, and an allocation is added (and increased) to investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the Diversifying Strategies Fund, a "multi-strategy" fund) in a manner that the adviser believes to be appropriate, so that by June 30 of the year 2055 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocations will change over time. The Fund invests in the following funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range:

Vantagepoint Core Bond Index Fund	0% - 10%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	22% - 32%

Vantagepoint Growth & Income Fund	11% - 21%

Vantagepoint Growth Fund	8% - 18%

Vantagepoint Mid/Small Company Index Fund	15% - 25%

Vantagepoint International Fund	11% - 21%

Third Party Emerging Markets ETF	0% - 5%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2045. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 95% equity and 5% fixed income. The asset mix will become progressively more conservative so that by the year 2045 ("target year"), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2045), the Fund will reach its "landing point" and its target asset allocation will become constant. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2045.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

 Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
12.14%	-16.61%
(1st Qtr 2012)	(3rd Qtr 2011)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Milestone 2045 Fund	1 year	Since Fund Inception	Inception Date
Investor M Shares	15.49%	8.75%	Jan 4, 2010
Investor M Shares Return after taxes on distributions	14.93%	8.33%	Jan 4, 2010
Investor M Shares Return after taxes on distributions and sale of fund shares	10.74%	7.46%	Jan 4, 2010
TM Shares	15.49%	8.75%	Jan 4, 2010
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	10.90%	Jan 4, 2010
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	16.32%	9.54%	Jan 4, 2010
Morningstar Target Date 2041-2045 Funds Average (reflects no deduction for taxes)	15.31%	8.37%	Jan 4, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Milestone 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2045 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,” to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2045. The Fund invests in a combination of equity investments and fixed income investments. As time elapses, the Fund's allocation to equity investments decreases, the Fund's allocation to fixed income investments increases, and an allocation is added (and increased) to investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the Diversifying Strategies Fund, a "multi-strategy" fund) in a manner that the adviser believes to be appropriate, so that by June 30 of the year 2055 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocations will change over time. The Fund invests in the following funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range:

Vantagepoint Core Bond Index Fund	0% - 10%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	22% - 32%

Vantagepoint Growth & Income Fund	11% - 21%

Vantagepoint Growth Fund	8% - 18%

Vantagepoint Mid/Small Company Index Fund	15% - 25%

Vantagepoint International Fund	11% - 21%

Third Party Emerging Markets ETF	0% - 5%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2045. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 95% equity and 5% fixed income. The asset mix will become progressively more conservative so that by the year 2045 ("target year"), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2045), the Fund will reach its "landing point" and its target asset allocation will become constant. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

		This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2045.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor's retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

 Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund's investment adviser may alter the Fund's asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund's performance.

Investing in Other Investment Companies—A Fund's investment in another investment company (including another Fund) is subject to the risks associated with that investment company's portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund's own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF's shares may trade above or below their net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) secondary market trading in an ETF's shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund's distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

		Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager's decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. These changes include a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the underlying Index Funds beginning March 1, 2013 through April 30, 2014. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor M Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
12.14%	-16.61%
(1st Qtr 2012)	(3rd Qtr 2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

		Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone 2045 Fund | TM Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%	[1],[2]
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	894
1 year	rr_AverageAnnualReturnYear01	15.49%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	8.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Vantagepoint Milestone 2045 Fund | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%	[1],[2]
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,190
2010	rr_AnnualReturn2010	14.62%
2011	rr_AnnualReturn2011	(2.81%)
2012	rr_AnnualReturn2012	15.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.61%)
1 year	rr_AverageAnnualReturnYear01	15.49%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	8.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Vantagepoint Milestone 2045 Fund | Return after taxes on distributions | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.93%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	8.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Vantagepoint Milestone 2045 Fund | Return after taxes on distributions and sale of fund shares | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.74%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	7.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Vantagepoint Milestone 2045 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	10.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Vantagepoint Milestone 2045 Fund | Custom Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.32%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	9.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
Vantagepoint Milestone 2045 Fund | Morningstar Target Date 2041-2045 Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.31%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	8.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Vantagepoint Milestone 2050 Fund Member
Milestone 2050 Fund
Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,”to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Milestone 2050 Fund Member (USD $)	TM Shares	Investor M Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Milestone 2050 Fund Member		TM Shares	Investor M Shares
Management fees		0.10%	0.10%
Other expenses	[1]	9.88%	10.13%	[2]
Acquired fund fees and expenses	[2][3]	0.47%	0.47%
Total annual fund operating expenses	[2][3]	10.45%	10.70%
Fee waiver and/or expense reimbursement	[4]	(9.60%)	(9.60%)
Total annual fund operating expenses	[2][4][5]	0.85%	1.10%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Fees and expenses have been restated to reflect current fees and expenses.
[3]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[4]	The investment adviser has agreed to waive fees or reimburse expenses (other than extraordinary expenses) until April 30, 2014 to limit the Fund's total annual operating expenses to 0.85% for the TM Shares and 1.10% for the Investor M Shares. After such date, this arrangement can be terminated by the investment adviser upon notification to the Fund's Board of Directors.
[5]	after fee waiver and/or expense reimbursement

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver and/or expense reimbursement described above expires on April 30, 2014 and therefore is only reflected for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Milestone 2050 Fund Member (USD $)	1 year	3 years
TM Shares	87	2,146
Investor M Shares	112	2,211

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period from September 10, 2012 (the Fund’s commencement of operations) to December 31, 2012, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2050. The Fund invests in a combination of equity investments and fixed income investments. As time elapses, the Fund's allocation to equity investments decreases, the Fund's allocation to fixed income investments increases, and an allocation is added (and increased) to investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the Diversifying Strategies Fund, a "multi-strategy" fund) in a manner that the adviser believes to be appropriate, so that by June 30 of the year 2060 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocations will change over time. The Fund invests in the following funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range:

Vantagepoint Core Bond Index Fund	0% - 10%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	22% - 32%

Vantagepoint Growth & Income Fund	11% - 21%

Vantagepoint Growth Fund	8% - 18%

Vantagepoint Mid/Small Company Index Fund	15% - 25%

Vantagepoint International Fund	11% - 21%

Third Party Emerging Markets ETF	0% - 5%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2050. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 95% equity and 5% fixed income. The asset mix will become progressively more conservative so that by the year 2050 ("target year"), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2050), the Fund will reach its "landing point" and its target asset allocation will become constant. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2050.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Investing in Other Investment Companies—A Fund’s investment in another investment company (including another Fund) is subject to the risks associated with that investment company’s portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund’s own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF’s shares may trade above or below their net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) secondary market trading in an ETF’s shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is  sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager’s decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk/Return Bar Chart and Table
The Fund has not been in operation for a full calendar year, therefore no performance information is included.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vantagepoint Milestone 2050 Fund Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2050 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor M Shares,” and the Fund began offering a new share class, “TM Shares,”to investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period from September 10, 2012 (the Fund’s commencement of operations) to December 31, 2012, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver and/or expense reimbursement described above expires on April 30, 2014 and therefore is only reflected for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds ("ETFs") using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2050. The Fund invests in a combination of equity investments and fixed income investments. As time elapses, the Fund's allocation to equity investments decreases, the Fund's allocation to fixed income investments increases, and an allocation is added (and increased) to investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the Diversifying Strategies Fund, a "multi-strategy" fund) in a manner that the adviser believes to be appropriate, so that by June 30 of the year 2060 (10 years after the year indicated in the Fund's name), the Fund's net assets will be invested approximately 25% in equity funds, 55% in fixed income funds, and 20% in the multi-strategy fund.

The Fund's allocations will change over time. The Fund invests in the following funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range:

Vantagepoint Core Bond Index Fund	0% - 10%

Equity Funds:	Allocation Range:

Vantagepoint Equity Income Fund	22% - 32%

Vantagepoint Growth & Income Fund	11% - 21%

Vantagepoint Growth Fund	8% - 18%

Vantagepoint Mid/Small Company Index Fund	15% - 25%

Vantagepoint International Fund	11% - 21%

Third Party Emerging Markets ETF	0% - 5%

Subject to the supervision of the Fund's Board of Directors, the Fund's investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund's investment adviser monitors the Fund's allocations and will "rebalance" its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to "age" so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2050. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time ("glide path") is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 95% equity and 5% fixed income. The asset mix will become progressively more conservative so that by the year 2050 ("target year"), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2050), the Fund will reach its "landing point" and its target asset allocation will become constant. After the Fund reaches its final constant target allocations, the Fund's investment adviser is expected to recommend, and the Fund's Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund's net assets. As of March 1, 2013, the Fund invests in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2050.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Investing in Other Investment Companies—A Fund’s investment in another investment company (including another Fund) is subject to the risks associated with that investment company’s portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund’s own fees and expenses.

ETF Risk—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF’s shares may trade above or below their net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) secondary market trading in an ETF’s shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Market Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is  sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager’s decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the underlying funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not been in operation for a full calendar year, therefore no performance information is included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not been in operation for a full calendar year, therefore no performance information is included.
Vantagepoint Milestone 2050 Fund Member | TM Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	9.88%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	10.45%	[2],[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.60%)	[4]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.85%	[2],[4],[5]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	2,146
Vantagepoint Milestone 2050 Fund Member | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	10.13%	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	10.70%	[2],[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.60%)	[4]
Total annual fund operating expenses	rr_NetExpensesOverAssets	1.10%	[2],[4],[5]
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	2,211

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Fees and expenses have been restated to reflect current fees and expenses.
[3]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[4]	The investment adviser has agreed to waive fees or reimburse expenses (other than extraordinary expenses) until April 30, 2014 to limit the Fund's total annual operating expenses to 0.85% for the TM Shares and 1.10% for the Investor M Shares. After such date, this arrangement can be terminated by the investment adviser upon notification to the Fund's Board of Directors.
[5]	after fee waiver and/or expense reimbursement

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013